UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-09333

                     Oppenheimer Main Street Small Cap Fund
                     --------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                        Date of fiscal year end: June 30
                                                 -------

                      Date of reporting period: 12/31/2007
                                                ----------

ITEM 1. REPORTS TO STOCKHOLDERS.

DECEMBER 31, 2007

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                                                                 Management
      Oppenheimer                                               Commentaries
      Main Street                                                   and
      Small Cap Fund(R)                                          Semiannual
                                                                   Report

--------------------------------------------------------------------------------

      MANAGEMENT COMMENTARIES

            An Interview with Your Fund's Managers

            Listing of Top Holdings

      SEMIANNUAL REPORT                         [GRAPHIC]

            Listing of Investments

            Financial Statements

                                                [LOGO]  OPPENHEIMERFUNDS(R)
                                                        The Right Way to Invest

TOP HOLDINGS AND ALLOCATIONS
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--------------------------------------------------------------------------------

TOP TEN COMMON STOCK INDUSTRIES
--------------------------------------------------------------------------------
Software                                                                    8.1%
--------------------------------------------------------------------------------
Semiconductors & Semiconductor Equipment                                    7.8
--------------------------------------------------------------------------------
Commercial Services & Supplies                                              5.2
--------------------------------------------------------------------------------
IT Services                                                                 3.8
--------------------------------------------------------------------------------
Insurance                                                                   3.8
--------------------------------------------------------------------------------
Health Care Providers & Services                                            3.8
--------------------------------------------------------------------------------
Chemicals                                                                   3.3
--------------------------------------------------------------------------------
Machinery                                                                   3.3
--------------------------------------------------------------------------------
Metals & Mining                                                             3.2
--------------------------------------------------------------------------------
Specialty Retail                                                            3.2

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2007, and are based on net assets.

TOP TEN COMMON STOCK HOLDINGS
--------------------------------------------------------------------------------
Rofin-Sinar Technologies, Inc.                                              0.4%
--------------------------------------------------------------------------------
MGI Pharma, Inc.                                                            0.4
--------------------------------------------------------------------------------
Varian, Inc.                                                                0.4
--------------------------------------------------------------------------------
Woodward Governor Co.                                                       0.4
--------------------------------------------------------------------------------
Alpha Natural Resources, Inc.                                               0.4
--------------------------------------------------------------------------------
Tupperware Brands Corp.                                                     0.4
--------------------------------------------------------------------------------
Tenet Healthcare Corp.                                                      0.4
--------------------------------------------------------------------------------
Aeropostale, Inc.                                                           0.3
--------------------------------------------------------------------------------
GrafTech International Ltd.                                                 0.3
--------------------------------------------------------------------------------
Massey Energy Co.                                                           0.3

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2007, and are based on net assets. For up-to-date Top 10 Fund holdings, please visit www.oppenheimerfunds.com.

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                   9 | OPPENHEIMER MAIN STREET SMALL CAP FUND

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SECTOR ALLOCATION

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Information Technology                                                     30.5%
Software                                                                    8.2
Semiconductors & Semiconductor Equipment                                    7.8
IT Services                                                                 3.8
Communications Equipment                                                    3.0
Internet Software & Services                                                2.7
Electronic Equipment & Instruments                                          2.6
Computers & Peripherals                                                     2.3
Office Electronics                                                          0.1
Industrials                                                                16.4
Consumer Discretionary                                                     15.1
Health Care                                                                11.0
Financials                                                                  8.8
Materials                                                                   7.7
Energy                                                                      4.1
Consumer Staples                                                            2.8
Telecommunication Services                                                  2.5
Utilities                                                                   1.1

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2007, and are based on the total market value of common stocks.

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                   10 | OPPENHEIMER MAIN STREET SMALL CAP FUND

NOTES
--------------------------------------------------------------------------------

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 8/2/99. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.

CLASS B shares of the Fund were first publicly offered on 8/2/99. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the "since inception" return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 8/2/99. Unless otherwise noted Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

CLASS Y shares of the Fund were first publicly offered on 8/2/99. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                   11 | OPPENHEIMER MAIN STREET SMALL CAP FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended December 31, 2007.

ACTUAL EXPENSES. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information).


                   12 | OPPENHEIMER MAIN STREET SMALL CAP FUND

Therefore, the "hypothetical" section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

                             BEGINNING      ENDING             EXPENSES
                             ACCOUNT        ACCOUNT            PAID DURING
                             VALUE          VALUE              6 MONTHS ENDED
ACTUAL                       JULY 1, 2007   DECEMBER 31, 2007  DECEMBER 31, 2007
--------------------------------------------------------------------------------
Class A                      $1,000.00     $  897.60           $5.42
--------------------------------------------------------------------------------
Class B                       1,000.00        894.20            9.02
--------------------------------------------------------------------------------
Class C                       1,000.00        894.20            8.88
--------------------------------------------------------------------------------
Class N                       1,000.00        896.10            7.20
--------------------------------------------------------------------------------
Class Y                       1,000.00        899.60            3.41

HYPOTHETICAL
(5% return before expenses)
--------------------------------------------------------------------------------
Class A                       1,000.00      1,019.51            5.77
--------------------------------------------------------------------------------
Class B                       1,000.00      1,015.73            9.60
--------------------------------------------------------------------------------
Class C                       1,000.00      1,015.88            9.44
--------------------------------------------------------------------------------
Class N                       1,000.00      1,017.64            7.66
--------------------------------------------------------------------------------
Class Y                       1,000.00      1,021.63            3.62

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated fund, based on the 6-month period ended December 31, 2007 are as follows:

CLASS        EXPENSE RATIOS
---------------------------
Class A           1.13%
---------------------------
Class B           1.88
---------------------------
Class C           1.85
---------------------------
Class N           1.50
---------------------------
Class Y           0.71

The expense ratios reflect reduction to custodian expenses and voluntary waivers or reimbursements of expenses by the Fund's Manager that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

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                   13 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  December 31, 2007 / Unaudited
--------------------------------------------------------------------------------

                                                        SHARES            VALUE
--------------------------------------------------------------------------------
COMMON STOCKS--99.6%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--15.0%
--------------------------------------------------------------------------------
AUTO COMPONENTS--1.4%
Aftermarket Technology
Corp. 1,2                                              172,500  $     4,702,350
--------------------------------------------------------------------------------
American Axle &
Manufacturing
Holdings, Inc. 2                                       605,600       11,276,272
--------------------------------------------------------------------------------
Amerigon, Inc. 1,2                                     171,700        3,629,738
--------------------------------------------------------------------------------
Cooper Tire & Rubber
Co. 2                                                  753,720       12,496,678
--------------------------------------------------------------------------------
Drew Industries,
Inc. 1,2                                               265,100        7,263,740
--------------------------------------------------------------------------------
Fuel Systems
Solutions, Inc. 1,2                                     28,500          407,265
--------------------------------------------------------------------------------
Goodyear Tire &
Rubber Co. (The) 1                                     413,200       11,660,504
--------------------------------------------------------------------------------
Hayes Lemmerz
International, Inc. 1                                  191,800          876,526
--------------------------------------------------------------------------------
Lear Corp. 1,2                                         374,000       10,344,840
--------------------------------------------------------------------------------
Sauer-Danfoss, Inc. 2                                   66,600        1,668,330
--------------------------------------------------------------------------------
Shiloh Industries, Inc.                                 18,000          177,300
--------------------------------------------------------------------------------
Tenneco, Inc. 1                                        585,400       15,261,378
--------------------------------------------------------------------------------
TRW Automotive
Holdings Corp. 1                                        71,400        1,492,260
                                                                ----------------
                                                                     81,257,181

--------------------------------------------------------------------------------
AUTOMOBILES--0.2%
Fleetwood
Enterprises, Inc. 1,2                                  354,000        2,116,920
--------------------------------------------------------------------------------
Monaco Coach
Corp. 2                                                156,100        1,386,168
--------------------------------------------------------------------------------
Thor Industries, Inc. 2                                172,800        6,568,128
--------------------------------------------------------------------------------
Winnebago
Industries, Inc.                                        18,100          380,462
                                                                ----------------
                                                                     10,451,678

--------------------------------------------------------------------------------
DISTRIBUTORS--0.0%
Core-Mark Holding
Co., Inc. 1,2                                           34,200          982,224
--------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES--1.4%
Apollo Group,
Inc., Cl. A 1                                          201,900       14,163,285

                                                        SHARES            VALUE
--------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES Continued
Capella Education
Co. 1,2                                                105,230  $     6,888,356
--------------------------------------------------------------------------------
Career Education
Corp. 1                                                 69,000        1,734,660
--------------------------------------------------------------------------------
Coinstar, Inc. 1,2                                     327,000        9,205,050
--------------------------------------------------------------------------------
DeVry, Inc.                                            204,800       10,641,408
--------------------------------------------------------------------------------
ITT Educational
Services, Inc. 1                                       118,300       10,087,441
--------------------------------------------------------------------------------
K12, Inc. 1                                             45,820        1,185,822
--------------------------------------------------------------------------------
Matthews
International
Corp., Cl. A 2                                          20,200          946,774
--------------------------------------------------------------------------------
Noah Education
Holdings Ltd., ADR 1,2                                 164,520        1,326,031
--------------------------------------------------------------------------------
Pre-Paid Legal
Services, Inc. 1                                        84,100        4,654,935
--------------------------------------------------------------------------------
Regis Corp.                                             72,297        2,021,424
--------------------------------------------------------------------------------
Sotheby's 2                                             34,400        1,310,640
--------------------------------------------------------------------------------
Steiner Leisure Ltd. 1,2                                96,500        4,261,440
--------------------------------------------------------------------------------
Stewart
Enterprises, Inc. 2                                    121,400        1,080,460
--------------------------------------------------------------------------------
Strayer Education,
Inc. 2                                                  41,570        7,091,011
--------------------------------------------------------------------------------
Weight Watchers
International, Inc.                                     49,900        2,254,482
                                                                ----------------
                                                                     78,853,219

--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--1.0%
AFC Enterprises,
Inc. 1,2                                                50,000          566,000
--------------------------------------------------------------------------------
Ambassadors
Group, Inc. 2                                           49,900          913,669
--------------------------------------------------------------------------------
Bally
Technologies, Inc. 1,2                                  88,500        4,400,220
--------------------------------------------------------------------------------
Bob Evans
Farms, Inc. 2                                          416,600       11,219,038
--------------------------------------------------------------------------------
Buffalo Wild
Wings, Inc. 1,2                                        130,200        3,023,244
--------------------------------------------------------------------------------
CBRL Group, Inc. 2                                      87,226        2,825,250
--------------------------------------------------------------------------------
CEC Entertainment,
Inc. 1,2                                                81,300        2,110,548


                   14 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                        SHARES            VALUE
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE Continued
Chipotle Mexican
Grill, Inc., Cl. A 1,2                                  23,400  $     3,441,438
--------------------------------------------------------------------------------
Denny's Corp. 1,2                                      779,600        2,923,500
--------------------------------------------------------------------------------
Domino's Pizza, Inc. 2                                 219,300        2,901,339
--------------------------------------------------------------------------------
IHOP Corp. 2                                           179,300        6,558,794
--------------------------------------------------------------------------------
Luby's, Inc. 1,2                                        12,100          122,936
--------------------------------------------------------------------------------
Monarch Casino &
Resort, Inc. 1,2                                       128,000        3,082,240
--------------------------------------------------------------------------------
Premier Exhibitions,
Inc. 1,2                                               260,800        2,853,152
--------------------------------------------------------------------------------
Riviera Holdings
Corp. 1,2                                                4,600          141,680
--------------------------------------------------------------------------------
Vail Resorts, Inc. 1,2                                  24,100        1,296,821
--------------------------------------------------------------------------------
Wendy's
International, Inc.                                     98,800        2,552,992
--------------------------------------------------------------------------------
WMS Industries,
Inc. 1,2                                                65,000        2,381,600
--------------------------------------------------------------------------------
Wyndham
Worldwide Corp.                                        138,500        3,263,060
                                                                ----------------
                                                                     56,577,521

--------------------------------------------------------------------------------
HOUSEHOLD DURABLES--2.6%
American Greetings
Corp., Cl. A 2                                         694,200       14,092,260
--------------------------------------------------------------------------------
Black & Decker
Corp.                                                  164,900       11,485,285
--------------------------------------------------------------------------------
Blyth, Inc.                                            356,800        7,828,192
--------------------------------------------------------------------------------
Centex Corp.                                            17,900          452,154
--------------------------------------------------------------------------------
Champion
Enterprises, Inc. 1,2                                  398,400        3,752,928
--------------------------------------------------------------------------------
CSS Industries, Inc. 2                                  88,292        3,240,316
--------------------------------------------------------------------------------
Ethan Allen
Interiors, Inc. 2                                       85,500        2,436,750
--------------------------------------------------------------------------------
Helen of Troy Ltd. 1                                   106,500        1,825,410
--------------------------------------------------------------------------------
Hooker Furniture
Corp. 2                                                 68,200        1,370,820
--------------------------------------------------------------------------------
KB Home 2                                              385,300        8,322,480
--------------------------------------------------------------------------------
Kimball International,
Inc., Cl. B 2                                          201,630        2,762,331
--------------------------------------------------------------------------------
Lennar Corp., Cl. A 2                                  556,800        9,961,152

                                                        SHARES            VALUE
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES Continued
Mohawk
Industries, Inc. 1,2                                    93,600  $     6,963,840
--------------------------------------------------------------------------------
NVR, Inc. 1,2                                           19,900       10,427,600
--------------------------------------------------------------------------------
Russ Berrie &
Co., Inc. 1                                              3,000           49,080
--------------------------------------------------------------------------------
Stanley Works (The)                                    234,610       11,373,893
--------------------------------------------------------------------------------
Tempur-Pedic
International, Inc. 2                                  555,470       14,425,556
--------------------------------------------------------------------------------
Toll Brothers, Inc. 1                                  508,700       10,204,522
--------------------------------------------------------------------------------
Tupperware
Brands Corp. 2                                         616,500       20,362,995
--------------------------------------------------------------------------------
Universal
Electronics, Inc. 1,2                                  122,100        4,083,024
--------------------------------------------------------------------------------
Whirlpool Corp. 2                                       31,900        2,603,997
                                                                ----------------
                                                                    148,024,585

--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--1.2%
1-800-FLOWERS.com,
Inc. 1,2                                               288,600        2,519,478
--------------------------------------------------------------------------------
Audible, Inc. 1,2                                      108,000          963,360
--------------------------------------------------------------------------------
Blue Nile, Inc. 1                                      150,300       10,229,418
--------------------------------------------------------------------------------
Expedia, Inc. 1,2                                      378,100       11,955,522
--------------------------------------------------------------------------------
Gaiam, Inc. 1,2                                        176,200        5,229,616
--------------------------------------------------------------------------------
IAC/InterActiveCorp 1                                   84,800        2,282,816
--------------------------------------------------------------------------------
NetFlix.com, Inc. 1,2                                  506,000       13,469,720
--------------------------------------------------------------------------------
NutriSystem, Inc. 1                                     49,200        1,327,416
--------------------------------------------------------------------------------
Overstock.com, Inc. 1,2                                191,570        2,975,082
--------------------------------------------------------------------------------
PetMed Express, Inc. 1,2                               207,400        2,509,540
--------------------------------------------------------------------------------
Priceline.com, Inc. 1,2                                 82,400        9,464,464
--------------------------------------------------------------------------------
Shutterfly, Inc. 1,2                                    56,500        1,447,530
--------------------------------------------------------------------------------
Stamps.com, Inc. 1,2                                    42,700          520,086
--------------------------------------------------------------------------------
Systemax, Inc.                                         170,500        3,464,560
--------------------------------------------------------------------------------
ValueVision Media,
Inc., Cl. A 1                                           59,200          372,368
                                                                ----------------
                                                                     68,730,976

--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.8%
Arctic Cat, Inc. 2                                       8,300           99,102
--------------------------------------------------------------------------------
Brunswick Corp. 2                                      431,500        7,357,075
--------------------------------------------------------------------------------
Callaway Golf Co. 2                                    750,150       13,075,115


                   15 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                        SHARES            VALUE
--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS Continued
Eastman Kodak Co. 2                                     23,100  $       505,197
--------------------------------------------------------------------------------
JAKKS Pacific, Inc. 1,2                                177,400        4,188,414
--------------------------------------------------------------------------------
Polaris
Industries, Inc. 2                                     325,100       15,530,027
--------------------------------------------------------------------------------
RC2 Corp. 1,2                                           99,800        2,801,386
--------------------------------------------------------------------------------
Sturm, Ruger
& Co., Inc. 1,2                                        159,000        1,316,520
                                                                ----------------
                                                                     44,872,836

--------------------------------------------------------------------------------
MEDIA--1.3%
Charter
Communications,
Inc., Cl. A 1,2                                      4,335,700        5,072,769
--------------------------------------------------------------------------------
Cox Radio,
Inc., Cl. A 1,2                                        271,940        3,304,071
--------------------------------------------------------------------------------
Cumulus Media,
Inc., Cl. A 1,2                                        155,200        1,247,808
--------------------------------------------------------------------------------
DG Fastchannel,
Inc. 1,2                                                37,900          971,756
--------------------------------------------------------------------------------
Entravision
Communications
Corp. 1                                              1,059,300        8,294,319
--------------------------------------------------------------------------------
Getty Images,Inc. 1,2                                  202,400        5,869,600
--------------------------------------------------------------------------------
Global Sources Ltd. 1,2                                298,386        8,420,453
--------------------------------------------------------------------------------
Gray Television, Inc. 2                                 14,700          117,894
--------------------------------------------------------------------------------
Harte-Hanks, Inc. 2                                     29,300          506,890
--------------------------------------------------------------------------------
Idearc, Inc.                                           149,900        2,632,244
--------------------------------------------------------------------------------
Journal
Communications,
Inc. 2                                                  55,600          497,064
--------------------------------------------------------------------------------
Lin TV Corp. 1,2                                       286,700        3,489,139
--------------------------------------------------------------------------------
Marvel
Entertainment, Inc. 1,2                                408,700       10,916,377
--------------------------------------------------------------------------------
Mediacom
Communications
Corp. 1,2                                              115,850          531,752
--------------------------------------------------------------------------------
Scholastic Corp. 1                                     343,100       11,970,759
--------------------------------------------------------------------------------
Sinclair Broadcast
Group, Inc., Cl. A 2                                   858,250        7,046,233
--------------------------------------------------------------------------------
Warner Music
Group Corp. 2                                          552,800        3,349,968
                                                                ----------------
                                                                     74,239,096

                                                        SHARES            VALUE
--------------------------------------------------------------------------------
MULTILINE RETAIL--0.6%
Big Lots, Inc. 1,2                                     730,000  $    11,672,700
--------------------------------------------------------------------------------
Dollar Tree
Stores, Inc. 1                                         399,400       10,352,448
--------------------------------------------------------------------------------
Family Dollar
Stores, Inc.                                           557,600       10,722,648
                                                                ----------------
                                                                     32,747,796

--------------------------------------------------------------------------------
SPECIALTY RETAIL--3.2%
A.C. Moore Arts
& Crafts, Inc. 1,2                                     176,500        2,426,875
--------------------------------------------------------------------------------
Abercrombie &
Fitch Co., Cl. A                                       121,000        9,676,370
--------------------------------------------------------------------------------
Advance Auto
Parts, Inc.                                             89,100        3,384,909
--------------------------------------------------------------------------------
Aeropostale, Inc. 1,2                                  739,050       19,584,825
--------------------------------------------------------------------------------
AnnTaylor
Stores Corp. 1                                         162,100        4,143,276
--------------------------------------------------------------------------------
AutoNation, Inc. 1                                     557,600        8,732,016
--------------------------------------------------------------------------------
AutoZone, Inc. 1                                       100,550       12,056,951
--------------------------------------------------------------------------------
Barnes & Noble, Inc.                                   293,400       10,107,630
--------------------------------------------------------------------------------
Big 5 Sporting
Goods Corp. 2                                           74,900        1,080,058
--------------------------------------------------------------------------------
Blockbuster,
Inc., Cl. A 1, 2                                     2,188,300        8,534,370
--------------------------------------------------------------------------------
Books-A-Million,
Inc. 2                                                  76,600          913,072
--------------------------------------------------------------------------------
Brown Shoe
Co., Inc. 2                                            490,300        7,437,851
--------------------------------------------------------------------------------
Buckle, Inc. (The) 2                                   385,975       12,737,175
--------------------------------------------------------------------------------
Build-A-Bear-
Workshop, Inc. 1                                        14,500          202,275
--------------------------------------------------------------------------------
Cato Corp., Cl. A 2                                    121,250        1,898,775
--------------------------------------------------------------------------------
Chico's FAS, Inc. 1                                    288,300        2,603,349
--------------------------------------------------------------------------------
Christopher &
Banks Corp. 2                                          170,700        1,954,515
--------------------------------------------------------------------------------
Conn's, Inc. 1,2                                       136,900        2,342,359
--------------------------------------------------------------------------------
Dress Barn,
Inc. (The) 1,2                                         656,200        8,209,062
--------------------------------------------------------------------------------
Hibbett Sports, Inc. 1,2                               192,800        3,852,144
--------------------------------------------------------------------------------
Hot Topic, Inc. 1,2                                    298,100        1,734,942
--------------------------------------------------------------------------------
Jo-Ann Stores, Inc. 1,2                                 77,900        1,018,932


                   16 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                        SHARES            VALUE
--------------------------------------------------------------------------------
SPECIALTY RETAIL Continued
Jos. A. Banks
Clothiers, Inc. 1,2                                    129,100  $     3,672,895
--------------------------------------------------------------------------------
Men's Wearhouse,
Inc. (The)                                             457,400       12,340,652
--------------------------------------------------------------------------------
Midas, Inc. 1,2                                         27,700          406,082
--------------------------------------------------------------------------------
Monro Muffler
Brake, Inc. 2                                           18,750          365,438
--------------------------------------------------------------------------------
Office Depot, Inc. 1                                   264,200        3,675,022
--------------------------------------------------------------------------------
Pacific Sunwear of
California, Inc. 1,2                                    72,600        1,024,386
--------------------------------------------------------------------------------
Pep Boys-Manny,
Moe & Jack 2                                           101,520        1,165,450
--------------------------------------------------------------------------------
Pier 1 Imports, Inc. 1,2                               382,100        1,998,383
--------------------------------------------------------------------------------
RadioShack Corp. 2                                     600,100       10,117,686
--------------------------------------------------------------------------------
Rent-A-Center, Inc. 1                                  190,800        2,770,416
--------------------------------------------------------------------------------
Sally Beauty
Holdings, Inc. 1,2                                     869,500        7,868,975
--------------------------------------------------------------------------------
Select Comfort Corp. 1                                 259,300        1,817,693
--------------------------------------------------------------------------------
Sherwin-Williams Co. 2                                  61,600        3,575,264
--------------------------------------------------------------------------------
Sonic Automotive, Inc. 2                                39,600          766,656
--------------------------------------------------------------------------------
Stage Stores, Inc. 2                                    66,450          983,460
--------------------------------------------------------------------------------
Talbots, Inc. (The) 2                                   10,500          124,110
--------------------------------------------------------------------------------
Ulta Salon,
Cosmetics &
Fragrance, Inc. 1,2                                     15,750          270,113
--------------------------------------------------------------------------------
West Marine, Inc. 1,2                                    9,500           85,310
                                                                ----------------
                                                                    177,659,722

--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--1.3%
Cherokee, Inc. 2                                        33,300        1,074,591
--------------------------------------------------------------------------------
Deckers Outdoor
Corp. 1,2                                               74,890       11,612,443
--------------------------------------------------------------------------------
Fossil, Inc. 1,2                                       339,900       14,269,002
--------------------------------------------------------------------------------
Kellwood Co. 2                                         114,840        1,910,938
--------------------------------------------------------------------------------
Maidenform
Brands, Inc. 1                                           9,500          128,535
--------------------------------------------------------------------------------
Movado Group, Inc. 2                                   166,600        4,213,314
--------------------------------------------------------------------------------
Perry Ellis
International, Inc. 1,2                                 80,300        1,235,014
--------------------------------------------------------------------------------
Polo Ralph Lauren
Corp., Cl. A                                           152,300        9,410,617

                                                        SHARES            VALUE
--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS Continued
Steven Madden Ltd. 1                                   144,820  $     2,896,400
--------------------------------------------------------------------------------
Warnaco Group,
Inc. (The) 1                                           398,800       13,878,240
--------------------------------------------------------------------------------
Wolverine World
Wide, Inc.                                             547,600       13,427,152
                                                                ----------------
                                                                     74,056,246

--------------------------------------------------------------------------------
CONSUMER STAPLES--2.8%
--------------------------------------------------------------------------------
BEVERAGES--0.1%
Boston Beer Co.,
Inc., Cl. A 1,2                                         39,500        1,487,175
--------------------------------------------------------------------------------
Hansen Natural Corp. 1,2                                55,300        2,449,237
                                                                ----------------
                                                                      3,936,412

--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.8%
Arden Group, Inc., Cl. A 2                               9,588        1,483,168
--------------------------------------------------------------------------------
BJ's Wholesale
Club, Inc. 1                                           465,500       15,747,865
--------------------------------------------------------------------------------
Casey's General
Stores, Inc.                                           340,000       10,067,400
--------------------------------------------------------------------------------
China Nepstar
Chain Drugstore
Ltd., ADR 1,2                                           51,020          896,932
--------------------------------------------------------------------------------
Ingles Markets,
Inc., Cl. A                                            131,400        3,336,246
--------------------------------------------------------------------------------
Nash Finch Co. 2                                       103,300        3,644,424
--------------------------------------------------------------------------------
Performance Food
Group Co. 1,2                                          208,900        5,613,143
--------------------------------------------------------------------------------
PriceSmart, Inc. 2                                      59,900        1,800,594
--------------------------------------------------------------------------------
SUPERVALU, Inc.                                         17,500          656,600
                                                                ----------------
                                                                     43,246,372

--------------------------------------------------------------------------------
FOOD PRODUCTS--0.7%
Agria Corp., ADR 1                                     101,800        1,057,702
--------------------------------------------------------------------------------
Cal-Maine
Foods, Inc. 2                                          149,700        3,971,541
--------------------------------------------------------------------------------
Chiquita Brands
International, Inc. 1,2                                175,420        3,225,974
--------------------------------------------------------------------------------
Darling
International, Inc. 1                                  550,600        6,364,936
--------------------------------------------------------------------------------
Flowers Foods, Inc. 2                                  702,050       16,434,991


                   17 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                        SHARES            VALUE
--------------------------------------------------------------------------------
FOOD PRODUCTS Continued
Fresh Del Monte
Produce, Inc. 1,2                                        8,700  $       292,146
--------------------------------------------------------------------------------
Green Mountain
Coffee, Inc. 1,2                                       145,700        5,929,990
--------------------------------------------------------------------------------
Imperial Sugar Co. 2                                   126,000        2,365,020
--------------------------------------------------------------------------------
Reddy Ice
Holdings, Inc.                                          83,700        2,118,447
--------------------------------------------------------------------------------
Seaboard Corp. 2                                           798        1,173,060
                                                                ----------------
                                                                     42,933,807

--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.2%
Energizer
Holdings, Inc. 1                                        47,320        5,305,992
--------------------------------------------------------------------------------
WD-40 Co. 2                                            121,235        4,603,293
                                                                ----------------
                                                                      9,909,285

--------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.5%
American Oriental
Bioengineering, Inc. 1,2                               752,500        8,337,700
--------------------------------------------------------------------------------
Elizabeth Arden, Inc. 1,2                              137,200        2,792,020
--------------------------------------------------------------------------------
Estee Lauder Cos.,
Inc. (The), Cl. A                                       38,100        1,661,541
--------------------------------------------------------------------------------
Herbalife Ltd.                                         117,000        4,712,760
--------------------------------------------------------------------------------
NBTY, Inc. 1                                           362,700        9,937,980
--------------------------------------------------------------------------------
Nu Skin Asia
Pacific, Inc., Cl. A                                    59,300          974,299
                                                                ----------------
                                                                     28,416,300

--------------------------------------------------------------------------------
TOBACCO--0.5%
Alliance One
International, Inc. 1,2                                198,500          807,895
--------------------------------------------------------------------------------
Universal Corp. 2                                      266,100       13,629,642
--------------------------------------------------------------------------------
UST, Inc. 2                                            122,100        6,691,080
--------------------------------------------------------------------------------
Vector Group Ltd. 2                                    324,355        6,506,561
                                                                ----------------
                                                                     27,635,178

--------------------------------------------------------------------------------
ENERGY--4.1%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--2.0%
Atwood Oceanics,
Inc. 1,2                                                14,400        1,443,456

                                                        SHARES            VALUE
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES Continued
Dawson Geophysical
Co. 1,2                                                 40,800  $     2,915,568
--------------------------------------------------------------------------------
Dresser-Rand
Group, Inc. 1                                          263,000       10,270,150
--------------------------------------------------------------------------------
Dril-Quip, Inc. 1                                       51,400        2,860,924
--------------------------------------------------------------------------------
ENGlobal Corp. 1,2                                      55,500          630,480
--------------------------------------------------------------------------------
Ensign Energy
Services, Inc.                                           5,700           87,467
--------------------------------------------------------------------------------
Exterran
Holdings, Inc. 1,2                                      53,400        4,368,120
--------------------------------------------------------------------------------
Global
Industries Ltd. 1                                      430,200        9,214,884
--------------------------------------------------------------------------------
Grey Wolf, Inc. 1,2                                  1,318,500        7,027,605
--------------------------------------------------------------------------------
Gulf Island
Fabrication, Inc. 2                                     77,600        2,460,696
--------------------------------------------------------------------------------
Gulfmark
Offshore, Inc. 1,2                                     225,263       10,540,056
--------------------------------------------------------------------------------
Matrix Service Co. 1                                   140,730        3,070,729
--------------------------------------------------------------------------------
NATCO Group,
Inc., Cl. A 1,2                                        224,600       12,162,090
--------------------------------------------------------------------------------
Newpark
Resources, Inc. 1,2                                    302,400        1,648,080
--------------------------------------------------------------------------------
Oil States
International, Inc. 1,2                                388,032       13,239,652
--------------------------------------------------------------------------------
Patterson-UTI
Energy, Inc. 2                                          30,100          587,552
--------------------------------------------------------------------------------
Seacor Holdings,
Inc. 1,2                                               105,320        9,767,377
--------------------------------------------------------------------------------
T-3 Energy
Services, Inc. 1,2                                      73,300        3,445,833
--------------------------------------------------------------------------------
Technicoil Corp. 1                                     870,300          394,078
--------------------------------------------------------------------------------
Technicoil Corp. 1                                      92,900           42,066
--------------------------------------------------------------------------------
Tidewater, Inc. 2                                       60,300        3,308,058
--------------------------------------------------------------------------------
Trican Well
Service Ltd.                                            23,000          445,049
--------------------------------------------------------------------------------
Trico Marine
Services, Inc. 1,2                                       9,200          340,584
--------------------------------------------------------------------------------
Willbros Group, Inc. 1                                 299,970       11,485,851
                                                                ----------------
                                                                    111,756,405


                   18 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                        SHARES            VALUE
--------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS--2.1%
Alberta Clipper
Energy, Inc. 1                                          20,913  $        40,614
--------------------------------------------------------------------------------
Alpha Natural
Resources, Inc. 1,2                                    641,800       20,845,664
--------------------------------------------------------------------------------
Berry Petroleum
Co., Cl. A 2                                            83,995        3,733,578
--------------------------------------------------------------------------------
Bois d'Arc
Energy, Inc. 1                                          23,500          466,475
--------------------------------------------------------------------------------
Celtic Exploration
Ltd. 1                                                  18,100          203,985
--------------------------------------------------------------------------------
Delphi Energy Corp. 1                                   81,300          149,707
--------------------------------------------------------------------------------
Foundation Coal
Holdings, Inc. 2                                       368,600       19,351,500
--------------------------------------------------------------------------------
Galleon Energy,
Inc., Cl. A 1                                           53,500          834,423
--------------------------------------------------------------------------------
Galleon Energy, Inc.,
Subscription Receipts 1                                138,750        2,164,042
--------------------------------------------------------------------------------
Jura Energy Corp. 1                                    750,700          279,492
--------------------------------------------------------------------------------
Knightsbridge
Tankers Ltd. 2                                          24,400          589,260
--------------------------------------------------------------------------------
Mariner Energy, Inc. 1                                 319,100        7,301,008
--------------------------------------------------------------------------------
MarkWest
Hydrocarbon, Inc.                                       20,100        1,259,265
--------------------------------------------------------------------------------
Massey Energy Co.                                      544,200       19,455,150
--------------------------------------------------------------------------------
Midnight Oil
Exploration Ltd. 1                                     539,550          586,349
--------------------------------------------------------------------------------
Paramount
Resources Ltd., Cl. A 1                                 28,800          397,022
--------------------------------------------------------------------------------
Petrohawk Energy
Corp. 1                                                 65,900        1,140,729
--------------------------------------------------------------------------------
Redstar Oil & Gas,
Inc. 1                                                 364,045          227,116
--------------------------------------------------------------------------------
Rosetta
Resources, Inc. 1,2                                    208,500        4,134,555
--------------------------------------------------------------------------------
Stone Energy Corp. 1                                   284,400       13,341,204
--------------------------------------------------------------------------------
Tesoro Corp.                                           268,000       12,783,600
--------------------------------------------------------------------------------
Tristar Oil &
Gas Ltd. 1                                              47,500          599,366
--------------------------------------------------------------------------------
Tusk Energy Corp.                                      397,100          567,400
--------------------------------------------------------------------------------
Tusk Energy Corp. 1                                    613,415          876,484
--------------------------------------------------------------------------------
Tusk Energy Corp. 1,3                                  275,000          392,936
--------------------------------------------------------------------------------
USEC, Inc. 1,2                                         480,560        4,325,040

                                                        SHARES            VALUE
--------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS Continued
VAALCO
Energy, Inc. 1                                          43,800  $       203,670
--------------------------------------------------------------------------------
Vero Energy, Inc. 1                                     29,717          173,434
--------------------------------------------------------------------------------
W&T Offshore, Inc. 2                                    45,200        1,354,192
                                                                ----------------
                                                                    117,777,260

--------------------------------------------------------------------------------
FINANCIALS--8.7%
--------------------------------------------------------------------------------
CAPITAL MARKETS--1.1%

Calamos Asset
Management, Inc., Cl. A                                159,100        4,737,998
--------------------------------------------------------------------------------
FCStone Group, Inc. 1                                   40,700        1,873,421
--------------------------------------------------------------------------------
GAMCO Investors,
Inc., Cl. A 2                                          110,400        7,639,680
--------------------------------------------------------------------------------
GFI Group, Inc. 1,2                                     52,100        4,987,012
--------------------------------------------------------------------------------
Greenhill & Co., Inc. 2                                 10,900          724,632
--------------------------------------------------------------------------------
Janus Capital
Group, Inc. 2                                          387,400       12,726,090
--------------------------------------------------------------------------------
Knight Capital
Group, Inc., Cl. A 1                                    84,000        1,209,600
--------------------------------------------------------------------------------
optionsXpress
Holdings, Inc. 2                                       415,400       14,048,828
--------------------------------------------------------------------------------
Pzena Investment
Management, Inc. 2                                      40,800          465,120
--------------------------------------------------------------------------------
SWS Group, Inc. 2                                      192,000        2,432,640
--------------------------------------------------------------------------------
Tradestation
Group, Inc. 1,2                                        266,700        3,789,807
--------------------------------------------------------------------------------
U.S. Global
Investors, Inc., Cl. A 2                               159,600        2,658,936
--------------------------------------------------------------------------------
W.P. Carey & Co. LLC                                    24,300          806,760
--------------------------------------------------------------------------------
Waddell & Reed
Financial, Inc.                                         79,000        2,851,110
                                                                ----------------
                                                                     60,951,634

--------------------------------------------------------------------------------
COMMERCIAL BANKS--0.3%
Amcore Financial,
Inc. 2                                                  22,415          508,821
--------------------------------------------------------------------------------
BancFirst Corp.                                          4,800          205,680
--------------------------------------------------------------------------------
Capital City Bank
Group, Inc. 2                                            1,800           50,796
--------------------------------------------------------------------------------
Cascade Bancorp 2                                       46,200          643,104
--------------------------------------------------------------------------------


                   19 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                        SHARES            VALUE
--------------------------------------------------------------------------------
COMMERCIAL BANKS Continued

Chemical Financial
Corp. 2                                                  5,300  $       126,087
--------------------------------------------------------------------------------
City Holding Co. 2                                      61,400        2,077,776
--------------------------------------------------------------------------------
Columbia Banking
System, Inc. 2                                          40,700        1,210,011
--------------------------------------------------------------------------------
F.N.B. Corp.                                            12,000          176,400
--------------------------------------------------------------------------------
First Citizens
BancShares, Inc.,
Cl. A                                                      210           30,629
--------------------------------------------------------------------------------
First Security
Group, Inc. 2                                           94,100          844,077
--------------------------------------------------------------------------------
Independent Bank
Corp.,
Massachusetts 2                                         18,200          495,404
--------------------------------------------------------------------------------
NBT Bancorp, Inc. 2                                     67,200        1,533,504
--------------------------------------------------------------------------------
Park National Corp. 2                                    2,200          141,900
--------------------------------------------------------------------------------
Porter Bancorp, Inc.                                    16,000          316,000
--------------------------------------------------------------------------------
S&T Bancorp, Inc. 2                                      4,400          121,616
--------------------------------------------------------------------------------
Southwest
Bancorp, Inc. 2                                          8,400          153,972
--------------------------------------------------------------------------------
Sterling Bancorp                                         8,800          120,032
--------------------------------------------------------------------------------
Sterling Financial
Corp., Eastern US 2                                     16,500          270,930
--------------------------------------------------------------------------------
SVB Financial
Group 1,2                                               88,200        4,445,280
--------------------------------------------------------------------------------
WesBanco, Inc. 2                                        85,500        1,761,300
                                                                ----------------
                                                                     15,233,319

--------------------------------------------------------------------------------
CONSUMER FINANCE--0.3%
Advance America
Cash Advance
Centers, Inc.                                           22,100          224,536
--------------------------------------------------------------------------------
Advanta Corp., Cl. B 2                                 493,200        3,980,124
--------------------------------------------------------------------------------
AmeriCredit Corp. 1,2                                  364,500        4,661,955
--------------------------------------------------------------------------------
Discover Financial
Services                                               302,000        4,554,160
--------------------------------------------------------------------------------
Student Loan Corp.
(The)                                                    2,600          286,000
--------------------------------------------------------------------------------
World Acceptance
Corp. 1,2                                              112,400        3,032,552
                                                                ----------------
                                                                     16,739,327

                                                        SHARES            VALUE
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--0.3%
Asset Acceptance
Capital Corp. 2                                        189,400  $     1,971,654
--------------------------------------------------------------------------------
ASTA Funding, Inc. 2                                    14,400          380,736
--------------------------------------------------------------------------------
CIT Group, Inc.                                        351,100        8,436,933
--------------------------------------------------------------------------------
Financial
Federal Corp. 2                                         59,600        1,328,484
--------------------------------------------------------------------------------
MarketAxess
Holdings, Inc. 1,2                                     187,965        2,411,591
--------------------------------------------------------------------------------
NASDAQ Stock
Market, Inc. 1                                          14,700          727,503
--------------------------------------------------------------------------------
Portfolio Recovery
Associates, Inc. 2                                     141,400        5,609,338
                                                                ----------------
                                                                     20,866,239

--------------------------------------------------------------------------------
INSURANCE--3.8%
Alfa Corp.                                              33,700          730,279
--------------------------------------------------------------------------------
Alleghany Corp. 1                                        1,000          402,000
--------------------------------------------------------------------------------
Ambac Financial
Group, Inc. 2                                          251,300        6,476,001
--------------------------------------------------------------------------------
American Equity
Investment Life
Holding Co. 2                                            2,843           23,568
--------------------------------------------------------------------------------
American Physicians
Capital, Inc. 2                                         93,450        3,874,437
--------------------------------------------------------------------------------
Amerisafe, Inc. 1                                      181,800        2,819,718
--------------------------------------------------------------------------------
AmTrust Financial
Services, Inc. 2                                       238,500        3,284,145
--------------------------------------------------------------------------------
Argo Group
International
Holdings Ltd. 1,2                                      113,847        4,796,374
--------------------------------------------------------------------------------
Aspen Insurance
Holdings Ltd.                                            8,800          253,792
--------------------------------------------------------------------------------
Assurant, Inc.                                         209,200       13,995,480
--------------------------------------------------------------------------------
Assured
Guaranty Ltd.                                          116,800        3,099,872
--------------------------------------------------------------------------------
Berkley (W.R.) Corp.                                   101,500        3,025,715
--------------------------------------------------------------------------------
CNA Surety Corp. 1,2                                   164,600        3,257,434
--------------------------------------------------------------------------------
CNinsure, Inc., ADR 1                                   33,280          524,160
--------------------------------------------------------------------------------
Commerce
Group, Inc. (The)                                      143,100        5,148,738


                   20 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                        SHARES            VALUE
--------------------------------------------------------------------------------
INSURANCE Continued
Darwin Professional
Underwriters, Inc. 1,2                                  26,900  $       650,173
--------------------------------------------------------------------------------
Delphi Financial
Group, Inc., Cl. A 2                                   362,175       12,777,534
--------------------------------------------------------------------------------
Donegal Group, Inc.,
Cl. A 2                                                  8,500          145,945
--------------------------------------------------------------------------------
EMC Insurance
Group, Inc. 2                                           14,000          331,380
--------------------------------------------------------------------------------
FBL Financial
Group, Inc., Cl. A 2                                   160,500        5,542,065
--------------------------------------------------------------------------------
Fidelity National
Title Group, Inc.,
Cl. A                                                  268,100        3,916,941
--------------------------------------------------------------------------------
First American
Corp. (The) 2                                          274,800        9,376,176
--------------------------------------------------------------------------------
FPIC Insurance
Group, Inc. 1,2                                         44,940        1,931,521
--------------------------------------------------------------------------------
Genworth Financial,
Inc., Cl. A                                            111,700        2,842,765
--------------------------------------------------------------------------------
Hallmark Financial
Services, Inc. 1                                        10,100          160,186
--------------------------------------------------------------------------------
Harleysville
Group, Inc. 2                                           58,500        2,069,730
--------------------------------------------------------------------------------
HCC Insurance
Holdings, Inc.                                         133,600        3,831,648
--------------------------------------------------------------------------------
Hilb, Rogal &
Hamilton Co. 2                                          58,100        2,357,117
--------------------------------------------------------------------------------
Horace Mann
Educators Corp.                                        176,270        3,338,554
--------------------------------------------------------------------------------
Infinity Property
& Casualty Corp. 2                                     143,100        5,170,203
--------------------------------------------------------------------------------
IPC Holdings Ltd.                                      129,700        3,744,439
--------------------------------------------------------------------------------
LandAmerica
Financial Group, Inc. 2                                 30,400        1,016,880
--------------------------------------------------------------------------------
Max Capital
Group Ltd. 2                                           436,920       12,229,391
--------------------------------------------------------------------------------
MBIA, Inc. 2                                           303,600        5,656,068
--------------------------------------------------------------------------------
Meadowbrook
Insurance Group,
Inc. 1,2                                                39,300          369,813
--------------------------------------------------------------------------------
Midland Co. (The) 2                                     61,480        3,977,141
--------------------------------------------------------------------------------
Montpelier
Re Holdings Ltd. 2                                     147,000        2,500,470

                                                        SHARES            VALUE
--------------------------------------------------------------------------------
INSURANCE Continued
National Interstate
Corp. 2                                                 43,400  $     1,436,540
--------------------------------------------------------------------------------
National Western
Life Insurance Co., Cl. A 2                              4,150          860,586
--------------------------------------------------------------------------------
Navigators Group,
Inc. (The) 1,2                                          70,000        4,550,000
--------------------------------------------------------------------------------
Phoenix Cos.,
Inc. (The)                                             543,200        6,447,784
--------------------------------------------------------------------------------
Platinum
Underwriters
Holdings Ltd.                                          194,600        6,919,976
--------------------------------------------------------------------------------
Presidential
Life Corp. 2                                             3,900           68,289
--------------------------------------------------------------------------------
ProAssurance
Corp. 1,2                                              110,600        6,074,152
--------------------------------------------------------------------------------
ProCentury Corp.                                        75,800        1,163,530
--------------------------------------------------------------------------------
RAM Holdings Ltd. 1,2                                   56,500          279,110
--------------------------------------------------------------------------------
RLI Corp. 2                                            226,320       12,852,713
--------------------------------------------------------------------------------
Safeco Corp.                                           182,100       10,139,328
--------------------------------------------------------------------------------
Safety Insurance
Group, Inc. 2                                            2,500           91,550
--------------------------------------------------------------------------------
Seabright
Insurance
Holdings, Inc. 1,2                                     144,900        2,185,092
--------------------------------------------------------------------------------
Selective Insurance
Group, Inc. 2                                          170,400        3,917,496
--------------------------------------------------------------------------------
StanCorp Financial
Group, Inc.                                             60,800        3,063,104
--------------------------------------------------------------------------------
State Auto
Financial Corp.                                         32,100          844,230
--------------------------------------------------------------------------------
Torchmark Corp.                                        131,800        7,977,854
--------------------------------------------------------------------------------
Transatlantic
Holdings, Inc. 2                                        24,400        1,773,148
--------------------------------------------------------------------------------
United America
Indemnity Ltd., Cl. A 1,2                              275,357        5,485,111
--------------------------------------------------------------------------------
United Fire &
Casualty Co. 2                                          87,700        2,551,193
--------------------------------------------------------------------------------
Universal
Insurance
Holdings, Inc.                                          11,000           81,510
--------------------------------------------------------------------------------
Zenith National
Insurance Corp.                                         43,410        1,941,729
                                                                ----------------
                                                                    216,351,878


                   21 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                        SHARES            VALUE
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS--2.5%
Acadia Realty Trust 2                                   14,600  $       373,906
--------------------------------------------------------------------------------
Agree Realty Corp. 2                                    54,800        1,649,480
--------------------------------------------------------------------------------
Alexander's, Inc. 1,2                                    1,360          480,420
--------------------------------------------------------------------------------
Alexandria Real
Estate Equities, Inc.                                   39,100        3,975,297
--------------------------------------------------------------------------------
Arbor Realty
Trust, Inc. 2                                           42,300          681,453
--------------------------------------------------------------------------------
Ashford
Hospitality Trust 2                                    288,300        2,072,877
--------------------------------------------------------------------------------
Associated Estates
Realty Corp. 2                                          33,900          320,016
--------------------------------------------------------------------------------
BioMed Realty
Trust, Inc. 2                                            8,500          196,945
--------------------------------------------------------------------------------
Brandywine
Realty Trust 2                                         112,592        2,018,775
--------------------------------------------------------------------------------
Capital Trust, Cl. A 2                                  44,200        1,354,730
--------------------------------------------------------------------------------
CBL & Associates
Properties, Inc. 2                                     113,800        2,720,958
--------------------------------------------------------------------------------
Cedar Shopping
Centers, Inc. 2                                         58,900          602,547
--------------------------------------------------------------------------------
Colonial Properties
Trust 2                                                 28,225          638,732
--------------------------------------------------------------------------------
Corporate Office
Properties Trust 2                                      48,700        1,534,050
--------------------------------------------------------------------------------
DCT Industrial
Trust, Inc. 2                                            1,800           16,758
--------------------------------------------------------------------------------
DiamondRock
Hospitality Co.                                        259,200        3,882,816
--------------------------------------------------------------------------------
Digital Realty
Trust, Inc. 2                                          173,400        6,653,358
--------------------------------------------------------------------------------
DuPont Fabros
Technology, Inc. 2                                      37,690          738,724
--------------------------------------------------------------------------------
EastGroup
Properties, Inc. 2                                      41,300        1,728,405
--------------------------------------------------------------------------------
Entertainment
Properties Trust 2                                      85,800        4,032,600
--------------------------------------------------------------------------------
Equity Lifestyle
Properties, Inc.                                        45,200        2,064,284
--------------------------------------------------------------------------------
Equity One, Inc. 2                                     137,100        3,157,413
--------------------------------------------------------------------------------
FelCor Lodging
Trust, Inc.                                            273,300        4,260,747

                                                        SHARES            VALUE
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS Continued
First Industrial
Realty Trust, Inc. 2                                   206,000  $     7,127,600
--------------------------------------------------------------------------------
Glimcher Realty
Trust 2                                                 28,700          410,123
--------------------------------------------------------------------------------
Gramercy Capital
Corp. 2                                                 53,200        1,293,292
--------------------------------------------------------------------------------
Hersha Hospitality
Trust 2                                                 61,300          582,350
--------------------------------------------------------------------------------
Highwoods
Properties, Inc.                                       134,500        3,951,610
--------------------------------------------------------------------------------
Home Properties
of New York, Inc. 2                                     36,800        1,650,480
--------------------------------------------------------------------------------
Inland Real Estate
Corp. 2                                                265,900        3,765,144
--------------------------------------------------------------------------------
Kite Realty Group
Trust 2                                                 74,100        1,131,507
--------------------------------------------------------------------------------
LaSalle Hotel
Properties 2                                            68,600        2,188,340
--------------------------------------------------------------------------------
Lexington Realty
Trust 2                                                140,400        2,041,416
--------------------------------------------------------------------------------
LTC Properties, Inc. 2                                  79,900        2,001,495
--------------------------------------------------------------------------------
Medical Properties
Trust, Inc. 2                                           34,600          352,574
--------------------------------------------------------------------------------
Mid-America
Apartment
Communities, Inc. 2                                     48,300        2,064,825
--------------------------------------------------------------------------------
National Health
Investors, Inc. 2                                       33,900          945,810
--------------------------------------------------------------------------------
National Retail
Properties, Inc. 2                                     212,800        4,975,264
--------------------------------------------------------------------------------
Nationwide Health
Properties, Inc.                                       337,900       10,599,923
--------------------------------------------------------------------------------
Newcastle
Investment Corp. 2                                     103,600        1,342,656
--------------------------------------------------------------------------------
Omega Healthcare
Investors, Inc. 2                                      198,500        3,185,925
--------------------------------------------------------------------------------
Parkway Properties,
Inc. 2                                                  62,100        2,296,458
--------------------------------------------------------------------------------
Pennsylvania Real
Estate Investment
Trust 2                                                140,100        4,158,168
--------------------------------------------------------------------------------
PS Business
Parks, Inc. 2                                           56,100        2,948,055


                   22 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                        SHARES            VALUE
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS Continued
RAIT Financial Trust 2                                 142,100  $     1,224,902
--------------------------------------------------------------------------------
Ramco-Gershenson
Properties Trust                                        58,500        1,250,145
--------------------------------------------------------------------------------
Realty Income Corp. 2                                  245,700        6,638,814
--------------------------------------------------------------------------------
Redwood Trust, Inc. 2                                   46,000        1,575,040
--------------------------------------------------------------------------------
Resource Capital
Corp. 2                                                 11,500          107,065
--------------------------------------------------------------------------------
Saul Centers, Inc. 2                                    23,600        1,260,948
--------------------------------------------------------------------------------
Senior Housing
Properties Trust 2                                     286,100        6,488,748
--------------------------------------------------------------------------------
Sovran Self
Storage, Inc. 2                                         33,800        1,355,380
--------------------------------------------------------------------------------
Strategic Hotels &
Resorts, Inc. 2                                        152,500        2,551,325
--------------------------------------------------------------------------------
Sunstone Hotel
Investors, Inc. 2                                      181,000        3,310,490
--------------------------------------------------------------------------------
Tanger Factory
Outlet Centers, Inc. 2                                 139,100        5,245,461
--------------------------------------------------------------------------------
Taubman
Centers, Inc. 2                                         63,800        3,138,322
--------------------------------------------------------------------------------
Washington Real
Estate Investment
Trust 2                                                 75,100        2,358,891
                                                                ----------------
                                                                    140,673,837

--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--0.4%
Dime Community
Bancshares, Inc. 2                                      17,400          222,198
--------------------------------------------------------------------------------
Downey Financial
Corp. 2                                                112,500        3,499,875
--------------------------------------------------------------------------------
Encore Bancshares,
Inc. 1,2                                                53,200        1,063,468
--------------------------------------------------------------------------------
Federal Agricultural
Mortgage Corp.,
Non-Vtg. 2                                              49,900        1,313,368
--------------------------------------------------------------------------------
First Niagara
Financial Group, Inc.                                  689,700        8,303,988
--------------------------------------------------------------------------------
FirstFed Financial
Corp. 1,2                                              136,600        4,893,012
--------------------------------------------------------------------------------
KBNT Bancorp, Inc.                                       5,200           80,184
--------------------------------------------------------------------------------
PMI Group,
Inc. (The) 2                                            79,600        1,057,088

                                                        SHARES            VALUE
--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE Continued
Radian Group, Inc. 2                                   100,080  $     1,168,934
--------------------------------------------------------------------------------
TierOne Corp.                                           67,200        1,488,480
--------------------------------------------------------------------------------
ViewPoint
Financial Group 2                                        3,200           52,896
--------------------------------------------------------------------------------
WSFS
Financial Corp. 2                                       21,000        1,054,200
                                                                ----------------
                                                                     24,197,691

--------------------------------------------------------------------------------
HEALTH CARE--11.0%
--------------------------------------------------------------------------------
BIOTECHNOLOGY--1.0%
Acorda Therapeutics,
Inc. 1                                                  19,200          421,632
--------------------------------------------------------------------------------
Alexion
Pharmaceuticals,
Inc. 1,2                                                18,300        1,373,049
--------------------------------------------------------------------------------
Alnylam
Pharmaceuticals,
Inc. 1                                                 135,100        3,928,708
--------------------------------------------------------------------------------
Applera
Corp./Celera
Genomics Group 1                                        69,100        1,096,617
--------------------------------------------------------------------------------
Cubist
Pharmaceuticals,
Inc. 1,2                                               593,200       12,166,532
--------------------------------------------------------------------------------
CytRx Corp. 1,2                                        573,100        1,627,604
--------------------------------------------------------------------------------
Enzon
Pharmaceuticals,
Inc. 1,2                                                73,900          704,267
--------------------------------------------------------------------------------
Halozyme
Therapeutics, Inc. 1,2                                 176,300        1,253,493
--------------------------------------------------------------------------------
Isis
Pharmaceuticals,
Inc. 1,2                                                44,100          694,575
--------------------------------------------------------------------------------
Onyx
Pharmaceuticals,
Inc. 1                                                  47,338        2,632,940
--------------------------------------------------------------------------------
OSI
Pharmaceuticals,
Inc. 1,2                                               397,900       19,302,129
--------------------------------------------------------------------------------
Regeneron
Pharmaceuticals,
Inc. 1                                                 121,332        2,930,168


                   23 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                        SHARES            VALUE
--------------------------------------------------------------------------------
BIOTECHNOLOGY Continued
Savient
Pharmaceuticals, Inc. 1,2                              148,400  $     3,408,748
--------------------------------------------------------------------------------
Seattle Genetics, Inc. 1,2                             248,000        2,827,200
--------------------------------------------------------------------------------
XOMA Ltd. 1,2                                          568,528        1,927,310
                                                                ----------------
                                                                     56,294,972

--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.8%
Abaxis, Inc. 1,2                                        88,300        3,166,438
--------------------------------------------------------------------------------
Align
Technology, Inc. 1,2                                   175,400        2,925,672
--------------------------------------------------------------------------------
Analogic Corp.                                         132,200        8,952,584
--------------------------------------------------------------------------------
ArthroCare Corp. 1,2                                    72,400        3,478,820
--------------------------------------------------------------------------------
ConMed Corp. 1,2                                       234,800        5,426,228
--------------------------------------------------------------------------------
Cynosure, Inc.,
Cl. A 1,2                                               95,100        2,516,346
--------------------------------------------------------------------------------
Datascope Corp. 2                                       74,011        2,694,000
--------------------------------------------------------------------------------
Hansen
Medical, Inc. 1,2                                       53,000        1,586,820
--------------------------------------------------------------------------------
Hologic, Inc. 1,2                                       63,900        4,386,096
--------------------------------------------------------------------------------
Immucor, Inc. 1,2                                       40,650        1,381,694
--------------------------------------------------------------------------------
Intuitive
Surgical, Inc. 1                                        53,000       17,198,500
--------------------------------------------------------------------------------
Invacare Corp. 2                                        74,700        1,882,440
--------------------------------------------------------------------------------
Inverness Medical
Innovations, Inc. 1                                     16,322          916,970
--------------------------------------------------------------------------------
IRIS International,
Inc. 1,2                                                84,300        1,653,966
--------------------------------------------------------------------------------
Kinetic Concepts,
Inc. 1,2                                               162,600        8,708,856
--------------------------------------------------------------------------------
Meridian Bioscience,
Inc. 2                                                 369,126       11,103,310
--------------------------------------------------------------------------------
Merit Medical
Systems, Inc. 1                                         10,900          151,510
--------------------------------------------------------------------------------
OraSure
Technologies, Inc. 1,2                                  59,800          531,622
--------------------------------------------------------------------------------
Quidel Corp. 1,2                                       220,200        4,287,294
--------------------------------------------------------------------------------
Regeneration
Technologies, Inc. 1,2                                  51,300          445,284
--------------------------------------------------------------------------------
Somanetics Corp. 1,2                                    12,800          302,720
--------------------------------------------------------------------------------
SonoSite, Inc. 1,2                                      65,200        2,195,284
--------------------------------------------------------------------------------
Steris Corp.                                           536,000       15,458,240

                                                        SHARES            VALUE
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES Continued
Trans1, Inc. 1                                          55,500  $       914,085
                                                                ----------------
                                                                    102,264,779

--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--3.8%
Air Methods
Corp. 1,2                                               89,199        4,430,514
--------------------------------------------------------------------------------
Alliance
Imaging, Inc. 1,2                                      315,200        3,032,224
--------------------------------------------------------------------------------
American Dental
Partners, Inc. 1,2                                      55,600          557,668
--------------------------------------------------------------------------------
AMERIGROUP
Corp. 1                                                418,500       15,254,325
--------------------------------------------------------------------------------
AmerisourceBergen
Corp.                                                  276,000       12,384,120
--------------------------------------------------------------------------------
Apria Healthcare
Group, Inc. 1,2                                        594,300       12,819,051
--------------------------------------------------------------------------------
BioScrip, Inc. 1                                        56,800          439,064
--------------------------------------------------------------------------------
Centene Corp. 1,2                                      514,860       14,127,758
--------------------------------------------------------------------------------
Chemed Corp. 2                                         307,000       17,155,160
--------------------------------------------------------------------------------
CorVel Corp. 1                                           7,350          169,197
--------------------------------------------------------------------------------
Coventry Health
Care, Inc. 1                                           231,800       13,734,150
--------------------------------------------------------------------------------
Emergency Medical
Services LP, Cl. A 1,2                                 241,200        7,062,336
--------------------------------------------------------------------------------
Health Net, Inc. 1                                     237,750       11,483,325
--------------------------------------------------------------------------------
Healthspring, Inc. 1                                   643,800       12,264,390
--------------------------------------------------------------------------------
HMS Holdings
Corp. 1                                                  7,200          239,112
--------------------------------------------------------------------------------
Humana, Inc. 1                                         173,400       13,058,754
--------------------------------------------------------------------------------
Kindred
Healthcare, Inc. 1,2                                   234,620        5,860,808
--------------------------------------------------------------------------------
Landauer, Inc. 2                                        38,700        2,006,595
--------------------------------------------------------------------------------
LCA-Vision, Inc. 2                                     161,886        3,232,863
--------------------------------------------------------------------------------
Lincare
Holdings, Inc. 1,2                                     246,400        8,663,424
--------------------------------------------------------------------------------
MedCath Corp. 1,2                                       50,700        1,245,192
--------------------------------------------------------------------------------
Molina
Healthcare, Inc. 1,2                                   330,700       12,798,090
--------------------------------------------------------------------------------
MWI Veterinary
Supply, Inc. 1,2                                        10,200          408,000


                   24 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                        SHARES            VALUE
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES Continued
National HealthCare
Corp. 2                                                  1,400  $        72,380
--------------------------------------------------------------------------------
Omnicare, Inc. 2                                       239,900        5,472,119
--------------------------------------------------------------------------------
PharMerica Corp. 1,2                                    82,830        1,149,680
--------------------------------------------------------------------------------
Providence Service
Corp. 1,2                                               51,800        1,457,652
--------------------------------------------------------------------------------
PSS World
Medical, Inc. 1,2                                       46,300          906,091
--------------------------------------------------------------------------------
RehabCare
Group, Inc. 1,2                                        154,300        3,481,008
--------------------------------------------------------------------------------
Res-Care, Inc. 1                                       126,500        3,182,740
--------------------------------------------------------------------------------
Sierra Health
Services, Inc. 1                                        25,400        1,065,784
--------------------------------------------------------------------------------
Skilled Healthcare
Group, Inc., Cl. A 1,2                                  60,100          879,263
--------------------------------------------------------------------------------
Tenet Healthcare
Corp. 1,2                                            3,913,500       19,880,580
--------------------------------------------------------------------------------
Universal American
Corp. 1                                                 40,700        1,041,513
--------------------------------------------------------------------------------
WellCare Health
Plans, Inc. 1                                           94,720        4,017,075
                                                                ----------------
                                                                    215,032,005

--------------------------------------------------------------------------------
HEALTH CARE TECHNOLOGY--0.4%
Computer
Programs &
Systems, Inc. 2                                         16,600          377,484
--------------------------------------------------------------------------------
Eclipsys Corp. 1,2                                     118,397        2,996,628
--------------------------------------------------------------------------------
Omnicell, Inc. 1,2                                     382,240       10,293,723
--------------------------------------------------------------------------------
Phase Forward, Inc. 1,2                                358,400        7,795,200
                                                                ----------------
                                                                     21,463,035

--------------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES--1.5%
Albany Molecular
Research, Inc. 1,2                                     105,700        1,519,966
--------------------------------------------------------------------------------
Applera
Corp./Applied
Biosystems Group                                       116,900        3,965,248
--------------------------------------------------------------------------------
Bio-Rad
Laboratories, Inc.,
Cl. A 1                                                  8,200          849,684

                                                        SHARES            VALUE
--------------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES Continued
Bruker BioSciences
Corp. 1                                                 21,100  $       280,630
--------------------------------------------------------------------------------
Dionex Corp. 1,2                                       175,530       14,544,416
--------------------------------------------------------------------------------
eResearch
Technology, Inc. 1,2                                   317,100        3,748,122
--------------------------------------------------------------------------------
Illumina, Inc. 1,2                                      21,800        1,291,868
--------------------------------------------------------------------------------
Invitrogen Corp. 1                                     133,800       12,498,258
--------------------------------------------------------------------------------
Kendle
International, Inc. 1,2                                 93,500        4,574,020
--------------------------------------------------------------------------------
Nektar Therapeutics 1                                   36,400          244,244
--------------------------------------------------------------------------------
Parexel International
Corp. 1,2                                              261,900       12,649,770
--------------------------------------------------------------------------------
Pharmanet
Development
Group, Inc. 1,2                                        129,400        5,073,774
--------------------------------------------------------------------------------
Varian, Inc. 1                                         325,200       21,235,560
--------------------------------------------------------------------------------
Ventana Medical
Systems, Inc. 1,2                                       43,000        3,750,890
                                                                ----------------
                                                                     86,226,450

--------------------------------------------------------------------------------
PHARMACEUTICALS--2.5%
Auxilium
Pharmaceuticals,
Inc. 1                                                  68,300        2,048,317
--------------------------------------------------------------------------------
BioMimetic
Therapeutics, Inc. 1                                    33,700          585,369
--------------------------------------------------------------------------------
Bradley
Pharmaceuticals,
Inc. 1,2                                               106,100        2,090,170
--------------------------------------------------------------------------------
Cypress
Bioscience, Inc. 1                                      24,600          271,338
--------------------------------------------------------------------------------
Durect Corp. 1                                          36,600          235,338
--------------------------------------------------------------------------------
Endo
Pharmaceuticals
Holdings, Inc. 1                                       331,800        8,849,106
--------------------------------------------------------------------------------
Forest Laboratories,
Inc. 1                                                 429,800       15,666,210
--------------------------------------------------------------------------------
K-V Pharmaceutical
Co., Cl. A 1,2                                         198,100        5,653,774
--------------------------------------------------------------------------------
King
Pharmaceuticals,
Inc. 1                                               1,260,000       12,902,400


                   25 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                        SHARES            VALUE
--------------------------------------------------------------------------------
PHARMACEUTICALS Continued
Medicis
Pharmaceutical
Corp., Cl. A 2                                         496,500  $    12,894,105
--------------------------------------------------------------------------------
MGI Pharma, Inc. 1,2                                   565,100       22,903,503
--------------------------------------------------------------------------------
Noven
Pharmaceuticals,
Inc. 1,2                                                72,100        1,000,748
--------------------------------------------------------------------------------
Obagi Medical
Products, Inc. 1,2                                     198,000        3,621,420
--------------------------------------------------------------------------------
Pain Therapeutics,
Inc. 1,2                                               119,500        1,266,700
--------------------------------------------------------------------------------
Par Pharmaceutical
Cos., Inc. 1,2                                          46,780        1,122,720
--------------------------------------------------------------------------------
Perrigo Co. 2                                          267,800        9,375,678
--------------------------------------------------------------------------------
Pozen, Inc. 1,2                                        215,400        2,584,800
--------------------------------------------------------------------------------
Salix
Pharmaceuticals
Ltd. 1                                                  22,800          179,664
--------------------------------------------------------------------------------
Sciele Pharma, Inc. 1,2                                529,100       10,820,095
--------------------------------------------------------------------------------
Sepracor, Inc. 1                                       399,800       10,494,750
--------------------------------------------------------------------------------
Valeant
Pharmaceuticals
International, Inc. 1                                  350,006        4,189,572
--------------------------------------------------------------------------------
Vivus, Inc. 1,2                                         28,300          146,594
--------------------------------------------------------------------------------
Xenoport, Inc. 1                                       190,600       10,650,728
                                                                ----------------
                                                                    139,553,099

--------------------------------------------------------------------------------
INDUSTRIALS--16.3%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.6%
Aeroviroment, Inc. 1,2                                  70,800        1,713,360
--------------------------------------------------------------------------------
American Science &
Engineering, Inc. 2                                     64,600        3,666,050
--------------------------------------------------------------------------------
Astronics Corp.,
Cl. B 1,2                                                7,700          325,325
--------------------------------------------------------------------------------
Ceradyne, Inc. 1,2                                     259,250       12,166,603
--------------------------------------------------------------------------------
Cubic Corp. 2                                          256,100       10,039,120
--------------------------------------------------------------------------------
Curtiss-Wright
Corp. 2                                                326,150       16,372,730
--------------------------------------------------------------------------------
DRS Technologies,
Inc. 2                                                 278,870       15,134,275
--------------------------------------------------------------------------------
Ducommun, Inc. 1                                        69,900        2,656,200

                                                        SHARES            VALUE
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE Continued
DynCorp
International, Inc.,
Cl. A 1                                                450,200  $    12,101,376
--------------------------------------------------------------------------------
HEICO Corp. 2                                          116,700        6,357,816
--------------------------------------------------------------------------------
Orbital
Sciences Corp. 1,2                                     260,600        6,389,912
--------------------------------------------------------------------------------
Stanley, Inc. 1,2                                       60,000        1,921,200
--------------------------------------------------------------------------------
Teledyne
Technologies, Inc. 1                                    21,300        1,135,929
                                                                ----------------
                                                                     89,979,896

--------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.3%
ABX Holdings, Inc. 1,2                                 192,300          803,814
--------------------------------------------------------------------------------
Atlas Air
Worldwide
Holdings, Inc. 1,2                                     135,913        7,369,203
--------------------------------------------------------------------------------
Dynamex, Inc. 1,2                                        1,700           46,002
--------------------------------------------------------------------------------
Hub Group, Inc.,
Cl. A 1,2                                              172,490        4,584,784
--------------------------------------------------------------------------------
Pacer
International, Inc. 2                                  187,800        2,741,880
                                                                ----------------
                                                                     15,545,683

--------------------------------------------------------------------------------
AIRLINES--1.2%
Allegiant Travel Co. 1,2                                57,900        1,860,906
--------------------------------------------------------------------------------
AMR Corp. 1,2                                          700,300        9,825,209
--------------------------------------------------------------------------------
Continental
Airlines, Inc., Cl. B 1                                447,360        9,953,760
--------------------------------------------------------------------------------
Copa Holdings
SA, Cl. A                                              155,700        5,849,649
--------------------------------------------------------------------------------
Delta Air Lines, Inc. 1                                195,700        2,913,973
--------------------------------------------------------------------------------
Northwest Airlines
Corp. 1                                                602,300        8,739,373
--------------------------------------------------------------------------------
Pinnacle Airlines
Corp. 1,2                                              212,600        3,242,150
--------------------------------------------------------------------------------
Republic Airways
Holdings, Inc. 1,2                                     297,900        5,835,861
--------------------------------------------------------------------------------
SkyWest, Inc.                                          111,870        3,003,710
--------------------------------------------------------------------------------
UAL Corp. 1,2                                          308,900       11,015,374
--------------------------------------------------------------------------------
US Airways
Group, Inc. 1,2                                        521,200        7,666,852
                                                                ----------------
                                                                     69,906,817


                   26 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                        SHARES            VALUE
--------------------------------------------------------------------------------
BUILDING PRODUCTS--0.5%
Aaon, Inc. 2                                            39,050  $       773,971
--------------------------------------------------------------------------------
Ameron
International Corp. 2                                    3,703          341,231
--------------------------------------------------------------------------------
Apogee
Enterprises, Inc.                                      188,500        3,225,235
--------------------------------------------------------------------------------
Builders
FirstSource, Inc. 1,2                                   49,400          356,668
--------------------------------------------------------------------------------
Goodman
Global, Inc. 1                                         223,000        5,472,420
--------------------------------------------------------------------------------
Lennox
International, Inc.                                    275,300       11,402,926
--------------------------------------------------------------------------------
Simpson
Manufacturing
Co., Inc. 2                                            120,100        3,193,459
--------------------------------------------------------------------------------
USG Corp. 1,2                                          163,100        5,837,349
                                                                ----------------
                                                                     30,603,259

--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--5.2%
ABM Industries, Inc. 2                                 262,100        5,344,219
--------------------------------------------------------------------------------
Acco Brands Corp. 1,2                                  200,800        3,220,832
--------------------------------------------------------------------------------
Administaff, Inc. 2                                    375,900       10,630,452
--------------------------------------------------------------------------------
Advisory Board
Co. (The) 1,2                                           87,300        5,603,787
--------------------------------------------------------------------------------
American Ecology
Corp. 2                                                 69,700        1,636,556
--------------------------------------------------------------------------------
American
Reprographics Co. 1                                     16,700          275,216
--------------------------------------------------------------------------------
Barrett Business
Services, Inc. 2                                         1,300           23,413
--------------------------------------------------------------------------------
Bowne & Co., Inc. 2                                    233,100        4,102,560
--------------------------------------------------------------------------------
Casella Waste
Systems, Inc., Cl. A 1,2                                93,200        1,215,328
--------------------------------------------------------------------------------
CBIZ, Inc. 1,2                                         222,900        2,186,649
--------------------------------------------------------------------------------
CDI Corp. 2                                            137,000        3,323,620
--------------------------------------------------------------------------------
ChoicePoint,
Inc. 1                                                 258,200        9,403,644
--------------------------------------------------------------------------------
Comfort Systems
USA, Inc.                                              294,400        3,762,432
--------------------------------------------------------------------------------
COMSYS IT
Partners, Inc. 1,2                                     177,300        2,797,794
--------------------------------------------------------------------------------
Consolidated
Graphics, Inc. 1                                        82,900        3,964,278

                                                        SHARES            VALUE
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES Continued
Cornell
Corrections, Inc. 1,2                                  149,300  $     3,481,676
--------------------------------------------------------------------------------
Corporate Executive
Board Co. (The)                                        131,500        7,903,150
--------------------------------------------------------------------------------
CRA International,
Inc. 1,2                                                54,100        2,575,701
--------------------------------------------------------------------------------
Deluxe Corp.                                           538,800       17,721,132
--------------------------------------------------------------------------------
Diamond
Management &
Technology
Consultants, Inc. 2                                    218,600        1,589,222
--------------------------------------------------------------------------------
Donnelley (R.R.) &
Sons Co.                                                79,200        2,989,008
--------------------------------------------------------------------------------
EnergySolutions, Inc. 1                                215,361        5,812,593
--------------------------------------------------------------------------------
Ennis, Inc. 2                                          148,900        2,680,200
--------------------------------------------------------------------------------
Exponent, Inc. 1,2                                     128,400        3,471,936
--------------------------------------------------------------------------------
First Consulting
Group, Inc. 1                                            3,400           43,962
--------------------------------------------------------------------------------
FTI Consulting, Inc. 1                                   4,593          283,113
--------------------------------------------------------------------------------
Fuel-Tech, Inc. NV 1,2                                  45,100        1,021,515
--------------------------------------------------------------------------------
GeoEye, Inc. 1,2                                       139,700        4,700,905
--------------------------------------------------------------------------------
Heidrick &
Struggles
International, Inc. 2                                  192,898        7,158,445
--------------------------------------------------------------------------------
HNI Corp. 2                                            204,200        7,159,252
--------------------------------------------------------------------------------
Hudson Highland
Group, Inc. 1,2                                        195,600        1,644,996
--------------------------------------------------------------------------------
ICF International,
Inc. 1,2                                               104,000        2,627,040
--------------------------------------------------------------------------------
Ikon Office
Solutions, Inc. 2                                       70,853          922,506
--------------------------------------------------------------------------------
Innerworkings, Inc. 1,2                                 70,600        1,218,556
--------------------------------------------------------------------------------
Interface, Inc., Cl. A 2                               590,200        9,632,064
--------------------------------------------------------------------------------
Knoll, Inc.                                            728,200       11,964,326
--------------------------------------------------------------------------------
Korn-Ferry
International 1                                        578,400       10,885,488
--------------------------------------------------------------------------------
Layne Christensen
Co. 1,2                                                171,330        8,431,149
--------------------------------------------------------------------------------
Learning Tree
International, Inc. 1,2                                 15,300          351,288
--------------------------------------------------------------------------------
LECG Corp. 1                                            12,600          189,756
--------------------------------------------------------------------------------
Manpower, Inc.                                          32,980        1,876,562


                   27 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                        SHARES            VALUE
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES Continued
Miller (Herman), Inc.                                  260,860  $     8,449,255
--------------------------------------------------------------------------------
PHH Corp. 1                                             93,000        1,640,520
--------------------------------------------------------------------------------
Pike Electric Corp. 1,2                                131,200        2,198,912
--------------------------------------------------------------------------------
Resources
Connection, Inc. 2                                     260,500        4,730,680
--------------------------------------------------------------------------------
Robert Half
International, Inc.                                    354,700        9,591,088
--------------------------------------------------------------------------------
Rollins, Inc.                                          471,750        9,057,600
--------------------------------------------------------------------------------
School Specialty, Inc. 1                                81,500        2,815,825
--------------------------------------------------------------------------------
Spherion Corp. 1,2                                     475,300        3,460,184
--------------------------------------------------------------------------------
Steelcase, Inc., Cl. A 2                               533,100        8,460,297
--------------------------------------------------------------------------------
Team, Inc. 1,2                                          95,500        3,493,390
--------------------------------------------------------------------------------
TeleTech
Holdings, Inc. 1,2                                     414,300        8,812,161
--------------------------------------------------------------------------------
Tetra Tech, Inc. 1                                     254,067        5,462,441
--------------------------------------------------------------------------------
TrueBlue, Inc. 1,2                                     662,700        9,595,896
--------------------------------------------------------------------------------
United Stationers,
Inc. 1,2                                               188,007        8,687,803
--------------------------------------------------------------------------------
Viad Corp.                                             286,900        9,060,302
--------------------------------------------------------------------------------
Volt Information
Sciences, Inc. 1,2                                      37,750          689,315
--------------------------------------------------------------------------------
VSE Corp. 2                                              2,500          122,100
--------------------------------------------------------------------------------
Waste Connections,
Inc. 1,2                                               407,335       12,586,652
--------------------------------------------------------------------------------
Waste Industries
USA, Inc. 2                                             37,000        1,343,100
--------------------------------------------------------------------------------
Watson Wyatt &
Co. Holdings 2                                         147,400        6,840,834
                                                                ----------------
                                                                    292,924,676

--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--0.7%
Baker (Michael)
Corp. 1,2                                               92,200        3,789,420
--------------------------------------------------------------------------------
EMCOR Group,
Inc. 1,2                                               292,300        6,907,049
--------------------------------------------------------------------------------
Integrated Electrical
Services, Inc. 1,2                                     116,500        2,189,035
--------------------------------------------------------------------------------
Perini Corp. 1                                         310,500       12,860,910
--------------------------------------------------------------------------------
Shaw Group, Inc.
(The) 1                                                181,800       10,987,992

                                                        SHARES           VALUE
--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING Continued
URS Corp. 1                                             28,080  $     1,525,586
                                                                ----------------
                                                                     38,259,992

--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--2.2%
Acuity Brands, Inc.                                    355,600       16,002,000
--------------------------------------------------------------------------------
AZZ, Inc. 1,2                                           12,300          348,705
--------------------------------------------------------------------------------
Belden, Inc. 2                                         117,000        5,206,500
--------------------------------------------------------------------------------
Day4 Energy, Inc. 1                                    522,900        3,625,258
--------------------------------------------------------------------------------
Encore Wire Corp. 2                                    134,500        2,141,240
--------------------------------------------------------------------------------
FuelCell Energy, Inc. 1                                 52,500          520,800
--------------------------------------------------------------------------------
Genlyte Group, Inc.
(The) 1                                                 91,389        8,700,233
--------------------------------------------------------------------------------
GrafTech
International Ltd. 1,2                               1,097,800       19,485,950
--------------------------------------------------------------------------------
II-VI, Inc. 1,2                                          7,100          216,905
--------------------------------------------------------------------------------
LSI Industries, Inc. 2                                 199,300        3,627,260
--------------------------------------------------------------------------------
Orion Energy
Systems, Inc. 1,2                                       36,600          682,956
--------------------------------------------------------------------------------
Plug Power, Inc. 1,2                                    36,700          144,965
--------------------------------------------------------------------------------
Powell Industries,
Inc. 1,2                                                32,800        1,445,496
--------------------------------------------------------------------------------
Power-One, Inc. 1,2                                     42,600          169,974
--------------------------------------------------------------------------------
Regal-Beloit Corp. 2                                   157,860        7,095,807
--------------------------------------------------------------------------------
Rockwell
Automation, Inc.                                       210,730       14,531,941
--------------------------------------------------------------------------------
Roper Industries, Inc.                                  11,300          706,702
--------------------------------------------------------------------------------
Smith (A.O.) Corp. 2                                    95,930        3,362,347
--------------------------------------------------------------------------------
Superior Essex, Inc. 1,2                               109,200        2,620,800
--------------------------------------------------------------------------------
Thomas & Betts
Corp. 1                                                196,500        9,636,360
--------------------------------------------------------------------------------
Vicor Corp. 2                                           95,363        1,486,709
--------------------------------------------------------------------------------
Woodward
Governor Co. 2                                         309,701       21,044,183
                                                                ----------------
                                                                    122,803,091

--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.3%
Raven Industries,
Inc. 2                                                  68,400        2,625,876
--------------------------------------------------------------------------------
Teleflex, Inc.                                         155,042        9,769,196
--------------------------------------------------------------------------------
Tredegar Corp. 2                                        98,800        1,588,704


                   28 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                        SHARES            VALUE
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES Continued
Walter Industries, Inc.                                101,900  $     3,661,267
                                                                ----------------
                                                                     17,645,043

--------------------------------------------------------------------------------
MACHINERY--3.3%
Accuride Corp. 1,2                                      80,000          628,800
--------------------------------------------------------------------------------
Actuant Corp., Cl. A 2                                 318,900       10,845,789
--------------------------------------------------------------------------------
AGCO Corp. 1                                            52,600        3,575,748
--------------------------------------------------------------------------------
Ampco-Pittsburgh
Corp. 2                                                 96,200        3,668,106
--------------------------------------------------------------------------------
Astec Industries,
Inc. 1,2                                               190,320        7,078,001
--------------------------------------------------------------------------------
Axsys Technologies,
Inc. 1,2                                                61,300        2,246,645
--------------------------------------------------------------------------------
Badger Meter, Inc. 2                                   102,100        4,589,395
--------------------------------------------------------------------------------
Barnes Group, Inc. 2                                   236,640        7,901,410
--------------------------------------------------------------------------------
Blount International,
Inc. 1,2                                               211,600        2,604,796
--------------------------------------------------------------------------------
Briggs & Stratton
Corp. 2                                                 14,700          333,102
--------------------------------------------------------------------------------
Bucyrus International,
Inc., Cl. A 2                                           16,600        1,649,874
--------------------------------------------------------------------------------
Cascade Corp. 2                                         28,100        1,305,526
--------------------------------------------------------------------------------
CIRCOR International,
Inc. 2                                                 101,400        4,700,904
--------------------------------------------------------------------------------
Columbus McKinnon
Corp. 1,2                                              123,400        4,025,308
--------------------------------------------------------------------------------
Crane Co.                                                3,700          158,730
--------------------------------------------------------------------------------
EnPro Industries,
Inc. 1,2                                               285,080        8,737,702
--------------------------------------------------------------------------------
Freightcar America,
Inc. 2                                                  28,600        1,001,000
--------------------------------------------------------------------------------
Gardner Denver,
Inc. 1                                                 412,560       13,614,480
--------------------------------------------------------------------------------
Gorman-Rupp
Co. (The) 2                                             45,113        1,407,526
--------------------------------------------------------------------------------
Hardinge, Inc. 2                                        45,400          761,812
--------------------------------------------------------------------------------
Hurco Cos., Inc. 1,2                                    73,300        3,199,545
--------------------------------------------------------------------------------
Kadant, Inc. 1,2                                       119,400        3,542,598
--------------------------------------------------------------------------------
Kaydon Corp. 2                                          19,960        1,088,618
--------------------------------------------------------------------------------
L.B. Foster Co.,
Cl. A 1,2                                               88,500        4,578,105

                                                        SHARES            VALUE
--------------------------------------------------------------------------------
MACHINERY Continued
McCoy Corp. 4                                          315,600  $       968,585
--------------------------------------------------------------------------------
Middleby Corp.
(The) 1,2                                              166,700       12,772,554
--------------------------------------------------------------------------------
Mueller
Industries, Inc. 2                                     302,300        8,763,677
--------------------------------------------------------------------------------
NACCO Industries,
Inc., Cl. A                                             42,430        4,229,847
--------------------------------------------------------------------------------
RBC Bearings, Inc. 1,2                                 125,700        5,462,922
--------------------------------------------------------------------------------
Robbins &
Myers, Inc. 2                                          200,440       15,159,277
--------------------------------------------------------------------------------
SPX Corp.                                              128,200       13,185,370
--------------------------------------------------------------------------------
Sun Hydraulics
Corp. 2                                                120,200        3,032,646
--------------------------------------------------------------------------------
Tecumseh Products
Co., Cl. A 1,2                                         155,300        3,635,573
--------------------------------------------------------------------------------
Tennant Co.                                            130,850        5,795,347
--------------------------------------------------------------------------------
Titan International,
Inc. 2                                                  91,000        2,844,660
--------------------------------------------------------------------------------
Toro Co. (The)                                         233,060       12,687,786
--------------------------------------------------------------------------------
TurboChef
Technologies, Inc. 1,2                                  55,700          919,050
--------------------------------------------------------------------------------
Twin Disc, Inc. 2                                       10,200          721,854
--------------------------------------------------------------------------------
Valmont
Industries, Inc. 2                                      20,600        1,835,872
--------------------------------------------------------------------------------
Wabtec Corp. 2                                          36,880        1,270,147
                                                                ----------------
                                                                    186,528,687

--------------------------------------------------------------------------------
MARINE--0.2%
Excel Maritime
Carriers Ltd.                                          180,900        7,270,371
--------------------------------------------------------------------------------
Genco Shipping &
Trading Ltd. 2                                          36,700        2,009,692
--------------------------------------------------------------------------------
Horizon Lines, Inc.,
Cl. A                                                   40,300          751,192
--------------------------------------------------------------------------------
Star Bulk Carriers
Corp. 1,2                                              128,400        1,649,940
--------------------------------------------------------------------------------
TBS International
Ltd., Cl. A 1                                           35,658        1,178,853
                                                                ----------------
                                                                     12,860,048

--------------------------------------------------------------------------------
ROAD & RAIL--0.3%
Avis Budget Group, Inc. 1                              108,600        1,411,800


                   29 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                        SHARES            VALUE
--------------------------------------------------------------------------------
ROAD & RAIL Continued
Con-way, Inc.                                           91,879  $     3,816,654
--------------------------------------------------------------------------------
Dollar Thrifty
Automotive Group,
Inc. 1,2                                                81,490        1,929,683
--------------------------------------------------------------------------------
Landstar System, Inc.                                  231,200        9,745,080
                                                                ----------------
                                                                     16,903,217

--------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.5%
Applied Industrial
Technologies, Inc. 2                                   412,600       11,973,652
--------------------------------------------------------------------------------
Houston Wire &
Cable Co. 2                                             34,200          483,588
--------------------------------------------------------------------------------
Kaman Corp., Cl. A 2                                    34,000        1,251,540
--------------------------------------------------------------------------------
NuCo2, Inc. 1                                           36,800          916,320
--------------------------------------------------------------------------------
UAP Holding Corp. 2                                    277,639       10,716,865
--------------------------------------------------------------------------------
W.W. Grainger, Inc.                                     10,700          936,464
                                                                ----------------
                                                                     26,278,429

--------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE--0.0%
CAI International,
Inc. 1                                                 180,000        1,893,600
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--30.4%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--3.0%
ADC
Telecommunications,
Inc. 1,2                                               914,800       14,225,140
--------------------------------------------------------------------------------
ADTRAN, Inc. 2                                         708,200       15,141,316
--------------------------------------------------------------------------------
Anaren Microwave,
Inc. 1,2                                                 2,100           34,629
--------------------------------------------------------------------------------
Arris Group, Inc. 1                                     89,234          890,555
--------------------------------------------------------------------------------
Avocent Corp. 1                                        165,420        3,855,940
--------------------------------------------------------------------------------
Bel Fuse, Inc., Cl. A 2                                 36,200        1,248,538
--------------------------------------------------------------------------------
Blue Coat Systems,
Inc. 1                                                 392,400       12,898,188
--------------------------------------------------------------------------------
CommScope, Inc. 1                                      204,327       10,054,932
--------------------------------------------------------------------------------
Comtech Group,
Inc. 1,2                                               189,200        3,048,012
--------------------------------------------------------------------------------
Comtech
Telecommunications
Corp. 1,2                                              333,500       18,012,335
--------------------------------------------------------------------------------
Digi International,
Inc. 1,2                                                11,400          161,766

                                                        SHARES            VALUE
--------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT Continued
Dycom Industries,
Inc. 1,2                                               503,900  $    13,428,935
--------------------------------------------------------------------------------
EMS Technologies,
Inc. 1,2                                               138,200        4,179,168
--------------------------------------------------------------------------------
Extreme Networks,
Inc. 1,2                                               878,700        3,110,598
--------------------------------------------------------------------------------
F5 Networks, Inc. 1                                    256,525        7,316,093
--------------------------------------------------------------------------------
Foundry Networks,
Inc. 1                                                 633,050       11,091,036
--------------------------------------------------------------------------------
Globecomm
Systems, Inc. 1,2                                       47,000          549,900
--------------------------------------------------------------------------------
Harmonic, Inc. 1,2                                     738,900        7,743,672
--------------------------------------------------------------------------------
InterDigital,Inc. 1,2                                  272,950        6,367,924
--------------------------------------------------------------------------------
Ixia 1                                                 176,600        1,674,168
--------------------------------------------------------------------------------
Loral Space &
Communications
Ltd. 1                                                  29,300        1,003,525
--------------------------------------------------------------------------------
MasTec, Inc. 1,2                                       297,600        3,026,592
--------------------------------------------------------------------------------
Netgear, Inc. 1,2                                       48,700        1,737,129
--------------------------------------------------------------------------------
Network Equipment
Technologies,Inc. 1,2                                  320,400        2,697,768
--------------------------------------------------------------------------------
Performance
Technologies,Inc. 1,2                                   20,200          111,100
--------------------------------------------------------------------------------
Plantronics, Inc. 2                                    467,500       12,155,000
--------------------------------------------------------------------------------
ShoreTel, Inc. 1,2                                     200,700        2,803,779
--------------------------------------------------------------------------------
Tellabs, Inc. 1                                        628,100        4,107,774
--------------------------------------------------------------------------------
UTStarcom, Inc. 1,2                                    107,000          294,250
--------------------------------------------------------------------------------
ViaSat, Inc. 1,2                                       235,000        8,091,050
                                                                  --------------
                                                                    171,060,812

--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--2.3%
Brocade
Communications
Systems, Inc. 1                                      1,445,400       10,609,236
--------------------------------------------------------------------------------
Diebold, Inc.                                           21,900          634,662
--------------------------------------------------------------------------------
Electronics for
Imaging, Inc. 1,2                                      376,400        8,461,472
--------------------------------------------------------------------------------
Emulex Corp. 1                                         621,770       10,147,286
--------------------------------------------------------------------------------
Hutchinson
Technology,Inc. 1,2                                      1,700           44,744
--------------------------------------------------------------------------------
Hypercom Corp. 1                                        11,700           58,266


                   30 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                        SHARES            VALUE
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS Continued
Intevac, Inc. 1,2                                       67,700  $       984,358
--------------------------------------------------------------------------------
Iomega Corp. 1,2                                       277,300          962,231
--------------------------------------------------------------------------------
Lexmark
International, Inc.,
Cl. A 1                                                314,700       10,970,442
--------------------------------------------------------------------------------
NCR Corp. 1                                            422,300       10,599,730
--------------------------------------------------------------------------------
Network Appliance,
Inc. 1                                                 570,300       14,234,688
--------------------------------------------------------------------------------
Novatel Wireless,
Inc. 1,2                                               236,100        3,824,820
--------------------------------------------------------------------------------
Palm, Inc. 2                                           897,000        5,686,980
--------------------------------------------------------------------------------
QLogic Corp. 1                                       1,117,100       15,862,820
--------------------------------------------------------------------------------
Quantum Corp. 1                                        162,800          437,932
--------------------------------------------------------------------------------
Stratasys, Inc. 1                                      154,700        3,997,448
--------------------------------------------------------------------------------
Synaptics, Inc. 1,2                                    275,500       11,339,580
--------------------------------------------------------------------------------
Teradata Corp. 1                                       185,200        5,076,332
--------------------------------------------------------------------------------
Western Digital
Corp. 1                                                492,800       14,887,488
                                                                ----------------
                                                                    128,820,515

--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--2.6%
Acacia Research
Corp. 1,2                                              211,600        1,900,168
--------------------------------------------------------------------------------
Anixter International,
Inc. 1,2                                                18,200        1,133,314
--------------------------------------------------------------------------------
Arrow Electronics,
Inc. 1                                                 302,300       11,874,344
--------------------------------------------------------------------------------
Avnet, Inc. 1                                          325,900       11,396,723
--------------------------------------------------------------------------------
Checkpoint
Systems, Inc. 1                                        451,400       11,727,372
--------------------------------------------------------------------------------
Cognex Corp. 2                                          77,100        1,553,565
--------------------------------------------------------------------------------
CPI International,
Inc. 1,2                                                40,000          684,000
--------------------------------------------------------------------------------
CTS Corp. 2                                            258,900        2,570,877
--------------------------------------------------------------------------------
Dolby Laboratories,
Inc., Cl. A 1                                          152,700        7,592,244
--------------------------------------------------------------------------------
Electro Scientific
Industries,Inc. 1,2                                    133,600        2,651,960
--------------------------------------------------------------------------------
Excel Technology,
Inc. 1,2                                                 8,900          241,190
--------------------------------------------------------------------------------
FARO Technologies,
Inc. 1                                                  92,900        2,525,022

                                                        SHARES            VALUE
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS Continued
FLIR Systems, Inc. 1,2                                 127,100  $     3,978,230
--------------------------------------------------------------------------------
Gerber Scientific,
Inc. 1,2                                                20,100          217,080
--------------------------------------------------------------------------------
Insight Enterprises,
Inc. 1,2                                               105,800        1,929,792
--------------------------------------------------------------------------------
Littlefuse, Inc. 1,2                                   210,000        6,921,600
--------------------------------------------------------------------------------
LoJack Corp. 1,2                                        89,100        1,497,771
--------------------------------------------------------------------------------
Measurement
Specialties, Inc. 1,2                                   64,600        1,427,660
--------------------------------------------------------------------------------
Mercury Computer
Systems, Inc. 1,2                                       46,500          749,115
--------------------------------------------------------------------------------
Methode
Electronics, Inc.,
Cl. A 2                                                290,490        4,775,656
--------------------------------------------------------------------------------
Mettler-Toledo
International, Inc. 1                                   39,200        4,460,960
--------------------------------------------------------------------------------
MTS Systems Corp. 2                                    113,400        4,838,778
--------------------------------------------------------------------------------
NAM TAI
Electronics, Inc.                                      124,000        1,397,480
--------------------------------------------------------------------------------
National
Instruments Corp.                                      234,500        7,815,885
--------------------------------------------------------------------------------
OSI Systems, Inc. 1                                      5,800          153,526
--------------------------------------------------------------------------------
Park
Electrochemical
Corp. 2                                                149,700        4,227,528
--------------------------------------------------------------------------------
PC Connection,
Inc. 1,2                                                88,400        1,003,340
--------------------------------------------------------------------------------
RadiSys Corp. 1,2                                       22,200          297,480
--------------------------------------------------------------------------------
Rofin-Sinar
Technologies, Inc. 1,2                                 479,800       23,083,178
--------------------------------------------------------------------------------
Sanmina-SCI Corp. 1                                  2,386,300        4,343,066
--------------------------------------------------------------------------------
ScanSource, Inc. 1,2                                     8,200          265,270
--------------------------------------------------------------------------------
Smart Modular
Technologies, Inc. 1                                   196,200        1,997,316
--------------------------------------------------------------------------------
Tech Data Corp. 1                                      270,800       10,214,576
--------------------------------------------------------------------------------
Technitrol, Inc.                                       135,320        3,867,446
--------------------------------------------------------------------------------
TTM Technologies,
Inc. 1,2                                                50,600          589,996
                                                                ----------------
                                                                    145,903,508

--------------------------------------------------------------------------------
INTERNET SOFTWARE &SERVICES--2.7%
Ariba, Inc. 1                                           84,000          936,600


                   31 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                        SHARES            VALUE
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES Continued
Art Technology
Group, Inc. 1,2                                        198,900  $       859,248
--------------------------------------------------------------------------------
AsiaInfo Holdings,
Inc. 1,2                                               346,300        3,809,300
--------------------------------------------------------------------------------
Bankrate, Inc. 1,2                                     108,100        5,198,529
--------------------------------------------------------------------------------
Chordiant
Software, Inc. 1                                       346,900        2,965,995
--------------------------------------------------------------------------------
CMGI, Inc. 1,2                                         442,044        5,786,356
--------------------------------------------------------------------------------
CNET Networks,
Inc. 1,2                                               135,300        1,236,642
--------------------------------------------------------------------------------
Digital River, Inc. 1,2                                377,000       12,467,390
--------------------------------------------------------------------------------
DivX, Inc. 1,2                                         186,500        2,611,000
--------------------------------------------------------------------------------
EarthLink, Inc. 1,2                                    367,600        2,598,932
--------------------------------------------------------------------------------
Equinix, Inc. 1,2                                       24,700        2,496,429
--------------------------------------------------------------------------------
Greenfield
Online, Inc. 1                                         198,100        2,894,241
--------------------------------------------------------------------------------
iBasis, Inc. 2                                           9,000           46,170
--------------------------------------------------------------------------------
Imergent, Inc. 2                                       138,500        1,466,715
--------------------------------------------------------------------------------
Internet Capital
Group, Inc. 1                                            1,200           14,088
--------------------------------------------------------------------------------
Interwoven, Inc. 1                                     201,200        2,861,064
--------------------------------------------------------------------------------
j2 Global
Communications,
Inc. 1,2                                               531,768       11,257,529
--------------------------------------------------------------------------------
Keynote Systems,
Inc. 1,2                                                15,100          212,155
--------------------------------------------------------------------------------
LoopNet, Inc. 1,2                                       57,300          805,065
--------------------------------------------------------------------------------
National
Information
Consortium, Inc.                                        35,500          299,620
--------------------------------------------------------------------------------
NaviSite, Inc. 1,2                                     162,300          821,238
--------------------------------------------------------------------------------
Omniture, Inc. 1,2                                     370,300       12,327,287
--------------------------------------------------------------------------------
Open Text Corp. 1,2                                    345,400       10,862,830
--------------------------------------------------------------------------------
S1 Corp. 1                                             513,100        3,745,630
--------------------------------------------------------------------------------
SonicWALL, Inc. 1,2                                    483,500        5,183,120
--------------------------------------------------------------------------------
SoundBite
Communications,
Inc. 1                                                 110,000          759,000
--------------------------------------------------------------------------------
Switch & Data
Facilities Co. 1                                        41,600          666,432
--------------------------------------------------------------------------------
TechTarget, Inc. 1                                       3,440           50,843

                                                        SHARES            VALUE
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES Continued
TheStreet.com, Inc. 2                                  241,400  $    3,843,088
--------------------------------------------------------------------------------
Travelzoo, Inc. 1                                      102,400        1,400,832
--------------------------------------------------------------------------------
United Online, Inc. 2                                1,118,650       13,222,443
--------------------------------------------------------------------------------
ValueClick, Inc. 1                                     606,298       13,277,926
--------------------------------------------------------------------------------
VeriSign, Inc. 1,2                                     407,400       15,322,314
--------------------------------------------------------------------------------
Vignette Corp. 1                                       193,000        2,819,730
--------------------------------------------------------------------------------
Vocus, Inc. 1,2                                        122,300        4,223,019
--------------------------------------------------------------------------------
Websense, Inc. 1,2                                      86,600        1,470,468
                                                                ----------------
                                                                    150,819,268

--------------------------------------------------------------------------------
IT SERVICES--3.8%
Acxiom Corp.                                           323,100        3,789,963
--------------------------------------------------------------------------------
Affiliated Computer
Services, Inc., Cl. A 1                                254,100       11,459,910
--------------------------------------------------------------------------------
Alliance Data
Systems Corp. 1                                         58,400        4,379,416
--------------------------------------------------------------------------------
BearingPoint, Inc. 1,2                                 709,000        2,006,470
--------------------------------------------------------------------------------
Broadridge Financial
Solutions, Inc.                                        321,375        7,208,441
--------------------------------------------------------------------------------
CACI International,
Inc., Cl. A 1,2                                        229,340       10,267,552
--------------------------------------------------------------------------------
CIBER, Inc. 1,2                                        354,000        2,162,940
--------------------------------------------------------------------------------
Computer Sciences
Corp. 1                                                258,960       12,810,751
--------------------------------------------------------------------------------
Convergys Corp. 1                                      325,100        5,351,146
--------------------------------------------------------------------------------
CSG Systems
International, Inc. 1                                  316,600        4,660,352
--------------------------------------------------------------------------------
CyberSource Corp. 1,2                                  470,944        8,368,675
--------------------------------------------------------------------------------
Deltek, Inc. 1                                          72,757        1,108,089
--------------------------------------------------------------------------------
DST Systems, Inc. 1                                    141,700       11,697,335
--------------------------------------------------------------------------------
Electronic Data
Systems Corp.                                          721,700       14,960,841
--------------------------------------------------------------------------------
Exlservice Holdings,
Inc. 1,2                                                19,000          438,520
--------------------------------------------------------------------------------
Fidelity National
Information
Services, Inc.                                         109,500        4,554,105
--------------------------------------------------------------------------------
Forrester Research,
Inc. 1,2                                                 6,300          176,526
--------------------------------------------------------------------------------
Gartner, Inc., Cl. A 1,2                               460,500        8,086,380


                   32 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                        SHARES            VALUE
--------------------------------------------------------------------------------
IT SERVICES Continued
Global Cash Access, Inc. 1                              36,700  $       222,402
--------------------------------------------------------------------------------
Heartland Payment
Systems, Inc. 2                                        373,600       10,012,480
--------------------------------------------------------------------------------
Hewitt Associates,
Inc. 1,2                                               300,700       11,513,803
--------------------------------------------------------------------------------
ManTech
International Corp. 1,2                                348,800       15,284,416
--------------------------------------------------------------------------------
Maximus, Inc. 2                                        282,180       10,894,970
--------------------------------------------------------------------------------
MPS Group, Inc. 1                                      657,300        7,190,862
--------------------------------------------------------------------------------
NCI, Inc., Cl. A 1                                      66,400        1,136,104
--------------------------------------------------------------------------------
NeuStar, Inc., Cl. A 1,2                               219,500        6,295,260
--------------------------------------------------------------------------------
Perot Systems
Corp., Cl. A 1,2                                        43,500          587,250
--------------------------------------------------------------------------------
RightNow
Technologies, Inc. 1,2                                 145,700        2,309,345
--------------------------------------------------------------------------------
SAIC, Inc. 1,2                                         340,200        6,844,824
--------------------------------------------------------------------------------
Sapient Corp. 1,2                                      734,500        6,470,945
--------------------------------------------------------------------------------
SRA International,
Inc., Cl. A 1,2                                        242,900        7,153,405
--------------------------------------------------------------------------------
Sykes Enterprises,
Inc. 1                                                 228,400        4,111,200
--------------------------------------------------------------------------------
Syntel, Inc. 2                                         226,500        8,724,780
--------------------------------------------------------------------------------
TNS, Inc.                                                2,600           46,150
--------------------------------------------------------------------------------
Unisys Corp. 1                                         963,029        4,555,127
                                                                ----------------
                                                                    216,840,735

--------------------------------------------------------------------------------
OFFICE ELECTRONICS--0.1%
Zebra Technologies
Corp., Cl. A 1                                         157,500        5,465,250
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--7.8%
Actel Corp. 1,2                                         94,100        1,285,406
--------------------------------------------------------------------------------
Advanced Analogic
Technologies, Inc. 1                                   207,200        2,337,216
--------------------------------------------------------------------------------
Advanced Energy
Industries, Inc. 1,2                                   524,800        6,864,384
--------------------------------------------------------------------------------
AMIS Holdings, Inc. 1                                  555,400        5,565,108
--------------------------------------------------------------------------------
Amkor Technology,
Inc. 1,2                                             1,247,010       10,636,995
--------------------------------------------------------------------------------
Analog Devices, Inc.                                   368,700       11,687,790
--------------------------------------------------------------------------------
Asyst Technologies,
Inc. 1,2                                               115,500          376,530

                                                        SHARES            VALUE
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Continued
Atheros
Communications,
Inc. 1,2                                               102,600  $     3,133,404
--------------------------------------------------------------------------------
Atmel Corp. 1                                        1,827,600        7,895,232
--------------------------------------------------------------------------------
ATMI, Inc. 1,2                                         380,500       12,271,125
--------------------------------------------------------------------------------
AuthenTec, Inc. 1,2                                     60,900          884,877
--------------------------------------------------------------------------------
Brooks
Automation, Inc. 1,2                                   895,600       11,830,876
--------------------------------------------------------------------------------
Cabot
Microelectronics
Corp. 1,2                                              291,600       10,471,356
--------------------------------------------------------------------------------
Cohu, Inc. 2                                           129,700        1,984,410
--------------------------------------------------------------------------------
Credence Systems
Corp. 1,2                                              704,700        1,705,374
--------------------------------------------------------------------------------
Cymer, Inc. 1,2                                        406,480       15,824,266
--------------------------------------------------------------------------------
DSP Group, Inc. 1                                       14,200          173,240
--------------------------------------------------------------------------------
EMCORE Corp. 1,2                                       266,800        4,082,040
--------------------------------------------------------------------------------
Entegris, Inc. 1                                     1,276,860       11,019,302
--------------------------------------------------------------------------------
FEI Co. 1,2                                            516,600       12,827,178
--------------------------------------------------------------------------------
Hittite Microwave
Corp. 1,2                                               14,600          697,296
--------------------------------------------------------------------------------
Integrated Device
Technology, Inc. 1                                     847,600        9,586,356
--------------------------------------------------------------------------------
Intellon Corp. 1,2                                     109,300          824,122
--------------------------------------------------------------------------------
Intersil Corp., Cl. A                                  440,900       10,793,232
--------------------------------------------------------------------------------
IXYS Corp. 1                                            15,200          121,904
--------------------------------------------------------------------------------
KLA-Tencor Corp.                                       272,400       13,118,784
--------------------------------------------------------------------------------
Kulicke & Soffa
Industries, Inc. 1,2                                   413,050        2,833,523
--------------------------------------------------------------------------------
Lam Research Corp. 1                                   238,500       10,310,355
--------------------------------------------------------------------------------
Linear Technology
Corp. 2                                                410,900       13,078,947
--------------------------------------------------------------------------------
LTX Corp. 1,2                                          171,600          545,688
--------------------------------------------------------------------------------
Mattson
Technology, Inc. 1,2                                   389,700        3,335,832
--------------------------------------------------------------------------------
Micrel, Inc. 2                                       1,098,700        9,284,015
--------------------------------------------------------------------------------
Microtune, Inc. 1,2                                    279,000        1,821,870
--------------------------------------------------------------------------------
MIPS Technologies,
Inc., Cl. A 1,2                                        143,300          710,768
--------------------------------------------------------------------------------
MKS Instruments,
Inc. 1,2                                               636,100       12,174,954


                   33 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                        SHARES            VALUE
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Continued
Monolithic Power
Systems, Inc. 1,2                                      201,900  $     4,334,793
--------------------------------------------------------------------------------
National
Semiconductor
Corp.                                                  520,300       11,779,592
--------------------------------------------------------------------------------
Netlogic
Microsystems, Inc. 1,2                                 113,100        3,641,820
--------------------------------------------------------------------------------
Novellus
Systems, Inc. 1                                        399,600       11,016,972
--------------------------------------------------------------------------------
ON Semiconductor
Corp. 1,2                                            1,140,000       10,123,200
--------------------------------------------------------------------------------
Pericom
Semiconductor
Corp. 1                                                 88,000        1,645,600
--------------------------------------------------------------------------------
Photronics, Inc. 1                                      17,300          215,731
--------------------------------------------------------------------------------
PMC-Sierra, Inc. 1,2                                 1,889,120       12,354,845
--------------------------------------------------------------------------------
Rambus, Inc. 1,2                                       296,600        6,210,804
--------------------------------------------------------------------------------
RF Micro Devices,
Inc. 1,2                                             2,305,300       13,163,263
--------------------------------------------------------------------------------
Rubicon
Technology, Inc. 1                                     189,800        4,507,750
--------------------------------------------------------------------------------
Rudolph
Technologies, Inc. 1,2                                 177,800        2,012,696
--------------------------------------------------------------------------------
Semtech Corp. 1,2                                      744,920       11,561,158
--------------------------------------------------------------------------------
Sigma Designs, Inc. 1,2                                235,000       12,972,000
--------------------------------------------------------------------------------
Silicon Laboratories,
Inc. 1                                                 242,300        9,069,289
--------------------------------------------------------------------------------
Silicon Storage
Technology, Inc. 1,2                                   216,700          647,933
--------------------------------------------------------------------------------
SiRF Technology
Holdings, Inc. 1,2                                     116,600        2,930,158
--------------------------------------------------------------------------------
Skyworks Solutions,
Inc. 1,2                                             1,625,280       13,814,880
--------------------------------------------------------------------------------
Standard
Microsystems
Corp. 1,2                                              193,000        7,540,510
--------------------------------------------------------------------------------
Supertex, Inc. 1,2                                      89,800        2,809,842
--------------------------------------------------------------------------------
Techwell, Inc. 1                                        57,400          631,974
--------------------------------------------------------------------------------
Teradyne, Inc. 1                                     1,116,100       11,540,474
--------------------------------------------------------------------------------
Tessera Technologies,
Inc. 1,2                                               110,700        4,605,120

                                                        SHARES            VALUE
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Continued
TriQuint
Semiconductor, Inc. 1                                  195,800  $     1,298,154
--------------------------------------------------------------------------------
Ultra Clean
Holdings, Inc. 1,2                                     106,700        1,301,740
--------------------------------------------------------------------------------
Ultratech, Inc. 1                                       10,100          114,534
--------------------------------------------------------------------------------
Varian
Semiconductor
Equipment
Associates, Inc. 1                                     289,470       10,710,390
--------------------------------------------------------------------------------
Veeco Instruments,
Inc. 1,2                                               167,700        2,800,590
--------------------------------------------------------------------------------
Verigy Ltd. 1                                          520,400       14,139,268
--------------------------------------------------------------------------------
Volterra
Semiconductor
Corp. 1,2                                              130,000        1,433,900
--------------------------------------------------------------------------------
Xilinx, Inc.                                           578,870       12,659,887
--------------------------------------------------------------------------------
Zoran Corp. 1                                          645,600       14,532,456
                                                                ----------------
                                                                    440,215,078

--------------------------------------------------------------------------------
SOFTWARE--8.1%
Activision, Inc. 1                                     534,000       15,859,800
--------------------------------------------------------------------------------
Actuate Corp. 1,2                                      546,500        4,246,305
--------------------------------------------------------------------------------
Advent Software,
Inc. 1,2                                               221,490       11,982,609
--------------------------------------------------------------------------------
Ansoft Corp. 1,2                                       142,146        3,674,474
--------------------------------------------------------------------------------
Ansys, Inc. 1                                          254,260       10,541,620
--------------------------------------------------------------------------------
Aspen
Technology, Inc. 1,2                                 1,014,590       16,456,650
--------------------------------------------------------------------------------
Autodesk, Inc. 1                                       322,300       16,037,648
--------------------------------------------------------------------------------
BEA Systems, Inc. 1                                    784,600       12,380,988
--------------------------------------------------------------------------------
Blackbaud, Inc.                                        394,224       11,054,041
--------------------------------------------------------------------------------
Blackboard, Inc. 1,2                                   255,100       10,267,775
--------------------------------------------------------------------------------
BMC Software, Inc. 1                                   394,600       14,063,544
--------------------------------------------------------------------------------
Cadence Design
Systems, Inc. 1                                        690,900       11,752,209
--------------------------------------------------------------------------------
Check Point
Software
Technologies Ltd. 1                                    329,600        7,238,016
--------------------------------------------------------------------------------
Citrix Systems, Inc. 1                                 334,860       12,728,029
--------------------------------------------------------------------------------
Cognos, Inc. 1                                         182,500       10,506,525


                   34 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                        SHARES            VALUE
--------------------------------------------------------------------------------
SOFTWARE Continued
Commvault
Systems, Inc. 1,2                                      233,960  $     4,955,273
--------------------------------------------------------------------------------
Compuware Corp. 1                                    1,171,400       10,402,032
--------------------------------------------------------------------------------
Concur
Technologies, Inc. 1,2                                 349,770       12,665,172
--------------------------------------------------------------------------------
Double-Take
Software, Inc. 1,2                                     175,700        3,816,204
--------------------------------------------------------------------------------
EPIQ Systems, Inc. 1                                   165,950        2,889,190
--------------------------------------------------------------------------------
Fair Isaac Corp. 2                                     304,900        9,802,535
--------------------------------------------------------------------------------
FalconStor
Software, Inc. 1,2                                     363,400        4,091,884
--------------------------------------------------------------------------------
Henry (Jack) &
Associates, Inc. 2                                     534,400       13,007,296
--------------------------------------------------------------------------------
i2 Technologies, Inc. 1                                 35,700          449,820
--------------------------------------------------------------------------------
Informatica Corp. 1,2                                  840,900       15,153,018
--------------------------------------------------------------------------------
Interactive
Intelligence, Inc. 1,2                                 159,100        4,192,285
--------------------------------------------------------------------------------
Intervoice, Inc. 1,2                                   203,800        1,628,362
--------------------------------------------------------------------------------
Intuit, Inc. 1                                         452,600       14,306,686
--------------------------------------------------------------------------------
JDA Software
Group, Inc. 1                                          194,300        3,975,378
--------------------------------------------------------------------------------
Lawson Software,
Inc. 1,2                                             1,369,100       14,019,584
--------------------------------------------------------------------------------
Magma Design
Automation, Inc. 1,2                                    65,800          803,418
--------------------------------------------------------------------------------
Manhattan
Associates, Inc. 1                                     170,700        4,499,652
--------------------------------------------------------------------------------
McAfee, Inc. 1                                         318,800       11,955,000
--------------------------------------------------------------------------------
Mentor Graphics
Corp. 1,2                                                9,700          104,566
--------------------------------------------------------------------------------
MICROS Systems,
Inc. 1                                                 142,600       10,004,816
--------------------------------------------------------------------------------
MicroStrategy, Inc.,
Cl. A 1,2                                              158,500       15,073,350
--------------------------------------------------------------------------------
NAVTEQ Corp. 1                                          41,800        3,160,080
--------------------------------------------------------------------------------
Net 1 UEPS
Technologies, Inc. 1,2                                  86,100        2,527,896
--------------------------------------------------------------------------------
NetScout
Systems, Inc. 1,2                                       83,300        1,063,741
--------------------------------------------------------------------------------
Novell, Inc. 1                                       1,511,800       10,386,066
--------------------------------------------------------------------------------
Nuance
Communications, Inc. 1                                 197,900        3,696,772

                                                        SHARES            VALUE
--------------------------------------------------------------------------------
SOFTWARE Continued
Parametric
Technology Corp. 1                                      87,750  $     1,566,338
--------------------------------------------------------------------------------
Progress
Software Corp. 1                                       159,300        5,365,224
--------------------------------------------------------------------------------
PROS Holdings,
Inc. 1,2                                               173,700        3,407,994
--------------------------------------------------------------------------------
Quality Systems,
Inc. 2                                                  16,700          509,183
--------------------------------------------------------------------------------
Quest Software,
Inc. 1,2                                               388,000        7,154,720
--------------------------------------------------------------------------------
Radiant Systems,
Inc. 1,2                                               244,300        4,209,289
--------------------------------------------------------------------------------
Red Hat, Inc. 1                                        533,400       11,116,056
--------------------------------------------------------------------------------
Salesforce.com, Inc. 1                                 134,200        8,412,998
--------------------------------------------------------------------------------
Secure Computing
Corp. 1                                                 46,700          448,320
--------------------------------------------------------------------------------
Sonic Solutions,
Inc. 1,2                                               102,000        1,059,780
--------------------------------------------------------------------------------
SPSS, Inc. 1,2                                         165,900        5,957,469
--------------------------------------------------------------------------------
Sybase, Inc. 1                                         314,400        8,202,696
--------------------------------------------------------------------------------
Synchronoss
Technologies, Inc. 1,2                                 204,592        7,250,740
--------------------------------------------------------------------------------
Synopsys, Inc. 1                                       427,400       11,082,482
--------------------------------------------------------------------------------
Taleo Corp., Cl. A 1                                   154,300        4,595,054
--------------------------------------------------------------------------------
The9 Ltd., ADR 1,2                                     184,900        3,942,068
--------------------------------------------------------------------------------
THQ, Inc. 1,2                                          200,400        5,649,276
--------------------------------------------------------------------------------
TIBCO Software,
Inc. 1                                               1,232,000        9,942,240
--------------------------------------------------------------------------------
Tyler Technologies,
Inc. 1,2                                               281,300        3,625,957
--------------------------------------------------------------------------------
Ultimate Software
Group, Inc. (The) 1,2                                  128,500        4,043,895
--------------------------------------------------------------------------------
Vasco Data Security
International, Inc. 1                                   42,500        1,186,600
--------------------------------------------------------------------------------
Wind River
Systems, Inc. 1                                        618,734        5,525,295
                                                                ----------------
                                                                    461,673,983

--------------------------------------------------------------------------------
MATERIALS--7.7%
--------------------------------------------------------------------------------
CHEMICALS--3.3%
American
Vanguard Corp.                                          12,700          220,345


                   35 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                        SHARES            VALUE
--------------------------------------------------------------------------------
CHEMICALS Continued
Arch Chemicals, Inc. 2                                 274,300  $    10,080,525
--------------------------------------------------------------------------------
Ashland, Inc.                                          189,500        8,987,985
--------------------------------------------------------------------------------
Cabot Corp.                                            129,980        4,333,533
--------------------------------------------------------------------------------
Calgon Carbon
Corp. 1,2                                              298,600        4,744,754
--------------------------------------------------------------------------------
Celanese Corp.,
Series A                                               285,000       12,061,200
--------------------------------------------------------------------------------
CF Industries
Holdings, Inc.                                         144,700       15,925,682
--------------------------------------------------------------------------------
Eastman Chemical
Co.                                                     88,600        5,412,574
--------------------------------------------------------------------------------
Ferro Corp.                                            252,200        5,228,106
--------------------------------------------------------------------------------
Fuller (H.B.) Co. 2                                    507,400       11,391,130
--------------------------------------------------------------------------------
GenTek, Inc. 1,2                                        26,500          775,655
--------------------------------------------------------------------------------
ICO, Inc. 1                                            223,200        2,865,888
--------------------------------------------------------------------------------
Innophos
Holdings, Inc. 2                                        90,800        1,351,104
--------------------------------------------------------------------------------
Innospec, Inc.                                         140,105        2,404,202
--------------------------------------------------------------------------------
Koppers Holdings,
Inc. 2                                                 155,800        6,736,792
--------------------------------------------------------------------------------
Landec Corp. 1,2                                       237,700        3,185,180
--------------------------------------------------------------------------------
LSB Industries, Inc. 1                                  76,600        2,161,652
--------------------------------------------------------------------------------
Minerals
Technologies, Inc. 2                                    14,800          990,860
--------------------------------------------------------------------------------
NewMarket Corp. 2                                       20,460        1,139,417
--------------------------------------------------------------------------------
Olin Corp. 2                                           460,467        8,900,827
--------------------------------------------------------------------------------
OM Group, Inc. 1                                       271,500       15,622,110
--------------------------------------------------------------------------------
PolyOne Corp. 1,2                                       37,400          246,092
--------------------------------------------------------------------------------
Rockwood
Holdings, Inc. 1                                        90,928        3,020,628
--------------------------------------------------------------------------------
Schulman (A.), Inc.                                    135,700        2,924,335
--------------------------------------------------------------------------------
Scotts Miracle-Gro
Co. (The), Cl. A                                       194,500        7,278,190
--------------------------------------------------------------------------------
Sensient
Technologies Corp.                                     473,300       13,384,924
--------------------------------------------------------------------------------
Spartech Corp.                                         111,600        1,573,560
--------------------------------------------------------------------------------
Stepan Co. 2                                            37,700        1,226,381
--------------------------------------------------------------------------------
Terra Industries,
Inc. 1,2                                               339,254       16,202,771
--------------------------------------------------------------------------------
Tronox, Inc., Cl. A 2                                   36,500          324,850

                                                        SHARES            VALUE
--------------------------------------------------------------------------------
CHEMICALS Continued
Valhi, Inc. 2                                            6,700  $       106,798
--------------------------------------------------------------------------------
W.R. Grace & Co. 1,2                                   555,100       14,532,518
--------------------------------------------------------------------------------
Zep, Inc. 1                                            172,575        2,393,615
                                                                ----------------
                                                                    187,734,183

--------------------------------------------------------------------------------
CONTAINERS & PACKAGING--1.0%
AptarGroup, Inc. 2                                      54,000        2,209,140
--------------------------------------------------------------------------------
Crown Holdings,
Inc. 1                                                 181,900        4,665,735
--------------------------------------------------------------------------------
Graphic Packaging
Corp. 1,2                                               39,200          144,648
--------------------------------------------------------------------------------
Myers Industries, Inc.                                 135,700        1,963,579
--------------------------------------------------------------------------------
Owens-Illinois, Inc. 1                                 297,300       14,716,350
--------------------------------------------------------------------------------
Packaging Corp.
of America                                             371,500       10,476,300
--------------------------------------------------------------------------------
Rock-Tenn Co., Cl. A 2                                 518,700       13,180,167
--------------------------------------------------------------------------------
Silgan Holdings, Inc.                                  132,800        6,897,632
                                                                ----------------
                                                                     54,253,551

--------------------------------------------------------------------------------
METALS & MINING--3.2%
AK Steel Holding
Corp. 1,2                                              235,100       10,871,024
--------------------------------------------------------------------------------
Amerigo Resources
Ltd.                                                   757,900        1,754,045
--------------------------------------------------------------------------------
Brush Engineered
Materials, Inc. 1,2                                     50,400        1,865,808
--------------------------------------------------------------------------------
Carpenter
Technology Corp.                                       159,000       11,952,030
--------------------------------------------------------------------------------
Century Aluminum
Co. 1,2                                                325,500       17,557,470
--------------------------------------------------------------------------------
Claymont Steel
Holdings, Inc. 1                                        29,800          695,830
--------------------------------------------------------------------------------
Cleveland-Cliffs, Inc. 2                                33,000        3,326,400
--------------------------------------------------------------------------------
Commercial
Metals Co.                                              94,000        2,768,300
--------------------------------------------------------------------------------
Compass Minerals
International, Inc. 2                                  313,800       12,865,800
--------------------------------------------------------------------------------
Esmark, Inc. 1,2                                         9,790          138,333
--------------------------------------------------------------------------------
Farallon
Resources Ltd. 1                                     1,036,200          729,865
--------------------------------------------------------------------------------
Haynes
International, Inc. 1,2                                 31,000        2,154,500


                   36 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                        SHARES            VALUE
--------------------------------------------------------------------------------
METALS & MINING Continued
Hecla Mining Co. 1,2                                 1,627,200  $    15,214,320
--------------------------------------------------------------------------------
Metal Management,
Inc. 2                                                 334,400       15,225,232
--------------------------------------------------------------------------------
Olympic Steel, Inc. 2                                   10,800          342,468
--------------------------------------------------------------------------------
Quanex Corp.                                           328,873       17,068,509
--------------------------------------------------------------------------------
Redcorp Ventures
Ltd. 1,4                                             4,502,900        1,200,713
--------------------------------------------------------------------------------
Reliance Steel &
Aluminum Co.                                           164,100        8,894,220
--------------------------------------------------------------------------------
Schnitzer Steel
Industries, Inc. 2                                     171,200       11,835,056
--------------------------------------------------------------------------------
Steel Dynamics, Inc. 2                                 223,900       13,337,723
--------------------------------------------------------------------------------
United States
Steel Corp.                                            158,600       19,176,326
--------------------------------------------------------------------------------
Universal Stainless
& Alloy Products, Inc. 1,2                              35,400        1,259,178
--------------------------------------------------------------------------------
Worthington
Industries, Inc. 2                                     682,100       12,195,948
--------------------------------------------------------------------------------
Yamana Gold, Inc.                                       51,405          666,744
                                                                ----------------
                                                                    183,095,842

--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.2%
AbitibiBowater, Inc. 2                                  59,832        1,233,138
--------------------------------------------------------------------------------
Buckeye
Technologies, Inc. 1,2                                 277,200        3,465,000
--------------------------------------------------------------------------------
Glatfelter 2                                            41,200          630,772
--------------------------------------------------------------------------------
Schweitzer-Mauduit
International, Inc. 2                                   97,000        2,513,270
--------------------------------------------------------------------------------
Wausau Paper Corp. 2                                   182,300        1,638,877
                                                                ----------------
                                                                      9,481,057

--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--2.5%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--2.0%
Alaska
Communications
Systems Group, Inc. 2                                  301,000        4,515,000
--------------------------------------------------------------------------------
Atlantic
Tele-Network, Inc. 2                                    93,585        3,161,301
--------------------------------------------------------------------------------
Cbeyond, Inc. 1,2                                      326,800       12,741,932
--------------------------------------------------------------------------------
CenturyTel, Inc.                                       208,800        8,656,848
--------------------------------------------------------------------------------
Cincinnati Bell, Inc. 1                              3,262,400       15,496,400

                                                        SHARES            VALUE
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES Continued
Cogent
Communications
Group, Inc. 1,2                                        472,600  $    11,205,346
--------------------------------------------------------------------------------
Consolidated
Communications
Holdings, Inc.                                         119,600        2,380,040
--------------------------------------------------------------------------------
Embarq Corp.                                           270,900       13,417,677
--------------------------------------------------------------------------------
FairPoint
Communications,
Inc. 2                                                  63,300          824,166
--------------------------------------------------------------------------------
Iowa
Telecommunications
Services, Inc. 2                                       176,000        2,861,760
--------------------------------------------------------------------------------
North Pittsburgh
Systems, Inc.                                            9,700          220,093
--------------------------------------------------------------------------------
NTELOS Holdings
Corp.                                                  368,400       10,937,796
--------------------------------------------------------------------------------
PAETEC Holding
Corp. 1,2                                               99,992          974,922
--------------------------------------------------------------------------------
Premiere Global
Services, Inc. 1,2                                     890,480       13,223,628
--------------------------------------------------------------------------------
Qwest
Communications
International, Inc. 1,2                                419,200        2,938,592
--------------------------------------------------------------------------------
Shenandoah
Telecommunications
Co. 2                                                    6,500          155,870
--------------------------------------------------------------------------------
SureWest
Communications 2                                         1,300           22,230
--------------------------------------------------------------------------------
Time Warner
Telecom, Inc., Cl. A 1                                  79,900        1,621,171
--------------------------------------------------------------------------------
Vonage Holdings
Corp. 1                                                 37,800           86,940
--------------------------------------------------------------------------------
Windstream Corp.                                       406,300        5,290,026
                                                                ----------------
                                                                    110,731,738

--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.5%
Centennial
Communications
Corp. 1                                                551,200        5,120,648
--------------------------------------------------------------------------------
Rural Cellular
Corp., Cl. A 1,2                                        36,700        1,618,103
--------------------------------------------------------------------------------
Syniverse
Holdings, Inc. 1                                       741,565       11,553,583


                   37 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                        SHARES            VALUE
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES Continued
Telephone & Data
Systems, Inc.                                          188,900  $    11,825,140
--------------------------------------------------------------------------------
USA Mobility, Inc. 2                                    34,400          491,920
                                                                ----------------
                                                                     30,609,394

--------------------------------------------------------------------------------
UTILITIES--1.1%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.3%
El Paso Electric Co. 1,2                               303,400        7,757,938
--------------------------------------------------------------------------------
Otter Tail Corp. 2                                      77,700        2,688,420
--------------------------------------------------------------------------------
Reliant Energy, Inc. 1                                 102,400        2,686,976
--------------------------------------------------------------------------------
UniSource
Energy Corp.                                           160,800        5,073,240
                                                                ----------------
                                                                     18,206,574

--------------------------------------------------------------------------------
ENERGY TRADERS--0.0%
Canadian Hydro
Developers, Inc. 1                                     406,000        2,614,611
--------------------------------------------------------------------------------
GAS UTILITIES--0.6%
New Jersey
Resources Corp. 2                                      110,800        5,542,216
--------------------------------------------------------------------------------
Northwest Natural
Gas Co. 2                                              271,200       13,196,592
--------------------------------------------------------------------------------
South Jersey
Industries, Inc. 2                                       2,600           93,834
--------------------------------------------------------------------------------
Southwest Gas Corp.                                     52,600        1,565,902
--------------------------------------------------------------------------------
WGL Holdings,Inc. 2                                    423,500       13,873,860
                                                                ----------------
                                                                     34,272,404

--------------------------------------------------------------------------------
MULTI-UTILITIES--0.2%
Avista Corp. 2                                          92,800        1,998,912
--------------------------------------------------------------------------------
Black Hills Corp. 2                                     51,000        2,249,100
--------------------------------------------------------------------------------
Energy East Corp.                                       66,500        1,809,455
--------------------------------------------------------------------------------
Vectren Corp. 2                                         80,800        2,344,008
                                                                ----------------
                                                                      8,401,475
                                                                ----------------
Total Common Stocks
(Cost $5,477,501,246)                                             5,632,244,780

                                                         UNITS
--------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
--------------------------------------------------------------------------------
Redcorp Ventures Ltd.
Wts., Exp. 7/5/09 1,4
(Cost $0)                                            2,251,450          147,257

                                                        SHARES            VALUE
--------------------------------------------------------------------------------
INVESTMENT COMPANIES--1.0%
--------------------------------------------------------------------------------
Oppenheimer Institutional Money
Market Fund, Cl. E,
5.03% 5,6
(Cost $56,679,283)                                  56,679,283  $    56,679,283

--------------------------------------------------------------------------------
Total Investments, at Value
(excluding Investments
Purchased with Cash
Collateral from
Securities Loaned)
(Cost $5,534,180,529)                                             5,689,071,320

                                                     PRINCIPAL
                                                        AMOUNT
--------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL
FROM SECURITIES LOANED--24.1% 7
--------------------------------------------------------------------------------
ASSET-BACKED FLOATING NOTE--2.1%
Carrington Mortgage Loan Trust,
Series 2007-RFC1,
Cl. A1, 4.92%,
1/25/08                                           $ 17,967,768       17,556,612
--------------------------------------------------------------------------------
Credit-Based Asset Servicing
& Securitization
LLC, 4.91%,
1/25/08                                              4,276,630        4,186,791
--------------------------------------------------------------------------------
GSAA Home Equity Trust,
Series 2005-15,
Cl. 2A1, 4.96%,
1/25/08                                              2,806,874        2,805,781
--------------------------------------------------------------------------------
Home Equity Asset Trust,
Series 2006-6,
Cl. 2A1, 4.93%,
1/25/08                                              4,242,770        4,113,073
--------------------------------------------------------------------------------
Morgan Stanley ABS Capital I,
Series 2007-NC2,
Cl. A2A, 4.98%,
1/25/08                                             15,722,820       15,356,715
--------------------------------------------------------------------------------
Morgan Stanley ABS Capital I,
Series 2007-NC4,
Cl. A2A, 4.95%,
1/25/08                                             20,894,055       20,229,206
--------------------------------------------------------------------------------
Option One Mortgage Loan
Trust, Series 2007-2,
Cl. SA1, 4.96%,
1/25/08                                             11,115,474       10,900,067


                   38 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                     PRINCIPAL
                                                        AMOUNT            VALUE
--------------------------------------------------------------------------------
ASSET-BACKED FLOATING NOTE Continued
Specialty Underwriting &
Residential Finance Trust,
Series 2006 BC1,
Cl. A2A, 4.95%,
1/25/08                                           $  3,062,687  $     3,040,912
--------------------------------------------------------------------------------
Structured Asset Investment
Loan Trust,
Series 2005-11,
Cl. A4, 4.96%,
1/25/08                                              1,614,490        1,613,861
--------------------------------------------------------------------------------
Whitehawk CDO Funding
Corp., 5.04%,
3/17/08                                             38,000,000       37,982,478
                                                                ----------------
                                                                    117,785,496
--------------------------------------------------------------------------------
BANK FLOATING RATE NOTE--0.5%
Wachovia Bank NA,
4.36%, 1/2/08                                       31,000,000       30,917,788
--------------------------------------------------------------------------------
DOMESTIC FLOATING CERTIFICATE OF DEPOSIT--2.4%
Comerica, 4.71%,
1/2/08                                              70,000,000       69,898,433
--------------------------------------------------------------------------------
Manufactures & Traders,
5.29%, 1/15/08                                      64,818,921       64,844,845
                                                                ----------------
                                                                    134,743,278
--------------------------------------------------------------------------------
FUNDING AGREEMENT/GUARANTEED INVESTMENT
CONTRACT--1.0%
Metropolitan Life
Insurance Co.,
5.28%, 1/2/08                                       20,000,000       20,000,000
--------------------------------------------------------------------------------
Protective Life Insurance
Co., 5.15%,
2/26/08                                             15,000,000       15,000,000
--------------------------------------------------------------------------------
Protective Life Insurance
Co., 5.16%,
1/29/08                                             19,000,000       19,000,000
                                                                ----------------
                                                                     54,000,000

                                                     PRINCIPAL
                                                        AMOUNT            VALUE
--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--5.1%
Undivided interest of 28.86% in joint
repurchase agreement (Principal
Amount/Value $1,000,000,000,
with a maturity value of
$1,000,250,000) with Bank
of America NA, 4.50%,
dated 12/31/07, to be
repurchased at
$288,643,446 on
1/2/08, collateralized
by U.S. Agency
Mortgages, 5%,
5/1/35, with a
value of
$1,020,000,000                                    $288,571,303  $   288,571,303
--------------------------------------------------------------------------------
MASTER FLOATING NOTE--0.7%
Citigroup Global
Markets, Inc.,
4.65%, 1/2/08                                       40,000,000       40,000,000
--------------------------------------------------------------------------------
MEDIUM-TERM FLOATING NOTE--12.2%
AIG Match Funding
Corp., 4.36%,
1/2/08                                              40,000,000       39,879,533
--------------------------------------------------------------------------------
American Express
Credit Corp., 5.04%,
1/15/08                                              8,000,000        8,000,272
--------------------------------------------------------------------------------
American General
Finance Corp.,
5.26%, 1/9/08                                       13,000,000       12,869,337
--------------------------------------------------------------------------------
American Honda
Finance Corp.,
4.98%, 3/17/08                                      49,024,726       49,003,675
--------------------------------------------------------------------------------
American Honda
Finance Corp.,
5.16%, 3/10/08                                      13,508,067       13,503,888
--------------------------------------------------------------------------------
Beta Finance, Inc.,
4.37%, 1/2/08                                        4,999,822        4,985,445


                   39 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                     PRINCIPAL
                                                        AMOUNT            VALUE
--------------------------------------------------------------------------------
MEDIUM-TERM FLOATING NOTE Continued
Beta Finance, Inc.,
4.39%, 1/2/08                                     $ 24,988,847  $    24,501,800
--------------------------------------------------------------------------------
Caixa Catal,
5.18%, 3/7/08                                       15,000,000       14,983,500
--------------------------------------------------------------------------------
CC USA, Inc.,
4.37%, 1/2/08                                        9,000,000        8,996,382
--------------------------------------------------------------------------------
CC USA, Inc.,
4.37%, 1/2/08                                        7,000,000        6,991,453
--------------------------------------------------------------------------------
CC USA, Inc.,
4.38%, 1/2/08                                       13,999,294       13,978,734
--------------------------------------------------------------------------------
CC USA, Inc.,
4.38%, 1/2/08                                        6,999,647        6,988,135
--------------------------------------------------------------------------------
CC USA, Inc.,
4.39%, 1/2/08                                       25,488,610       25,077,593
--------------------------------------------------------------------------------
Dorada Finance, Inc.,
4.37%, 1/2/08                                        6,000,000        5,992,638
--------------------------------------------------------------------------------
Fifth Third Bancorp,
4.91%, 1/23/08                                       2,000,000        1,990,580
--------------------------------------------------------------------------------
Five Finance, Inc.,
4.38%, 1/2/08                                       18,999,521       18,971,367
--------------------------------------------------------------------------------
Five Finance, Inc.,
4.38%, 1/2/08                                        3,999,904        3,992,992
--------------------------------------------------------------------------------
Goldman Sachs
Group, Inc., 4.41%,
1/2/08                                              25,000,000       24,922,575
--------------------------------------------------------------------------------
HBOS Treasury
Services plc, 4.37%,
1/2/08                                               3,000,000        2,997,564
--------------------------------------------------------------------------------
HSBC Finance
Corp., 5.26%, 1/7/08                                 3,000,000        2,991,180
--------------------------------------------------------------------------------
Jackson National
Life Global Fund,
5.14%, 3/3/08                                       25,000,000       24,875,000
--------------------------------------------------------------------------------
K2 (USA) LLC,
4.37%, 1/2/08                                       49,977,531       48,768,200
--------------------------------------------------------------------------------
K2 (USA) LLC,
4.39%, 1/2/08                                        5,999,622        5,988,096
--------------------------------------------------------------------------------
LINKS Finance LLC,
4.37%, 1/2/08                                        7,000,681        6,965,765
--------------------------------------------------------------------------------
LINKS Finance LLC,
4.37%, 1/2/08                                       44,983,194       43,746,570

                                                     PRINCIPAL
                                                        AMOUNT            VALUE
--------------------------------------------------------------------------------
MEDIUM-TERM FLOATING NOTE Continued
LINKS Finance LLC,
4.38%, 1/2/08                                     $  8,003,507  $     7,975,870
--------------------------------------------------------------------------------
MBIA Global
Funding LLC,
4.37%, 1/2/08                                       32,500,000       32,455,280
--------------------------------------------------------------------------------
MBIA Global
Funding LLC,
4.37%, 1/2/08                                        8,000,000        7,799,808
--------------------------------------------------------------------------------
MBIA Global
Funding LLC,
4.37%, 1/2/08                                       18,000,000       17,805,168
--------------------------------------------------------------------------------
MBIA Global
Funding LLC,
4.86%, 1/30/08                                       5,000,000        4,996,505
--------------------------------------------------------------------------------
Merrill Lynch &
Co., 4.41%, 1/2/08                                  30,000,000       29,772,570
--------------------------------------------------------------------------------
Merrill Lynch &
Co., 4.42%, 1/2/08                                  40,000,000       39,612,400
--------------------------------------------------------------------------------
Metropolitan Life
Global Funding,
4.89%, 1/22/08                                      38,500,000       38,472,708
--------------------------------------------------------------------------------
Nationwide Global
Fund I, 4.99%,
3/17/08                                             54,036,287       54,018,251
--------------------------------------------------------------------------------
PACCAR Financial
Corp., 5.05%,
2/28/08                                              7,503,630        7,502,130
--------------------------------------------------------------------------------
Pricoa Global
Funding I, 5.13%,
3/12/08                                             14,001,451       13,997,480
--------------------------------------------------------------------------------
Sigma Finance,
Inc., 4.37%,
1/2/08                                              10,000,000        9,991,770
--------------------------------------------------------------------------------
Tango Finance
Corp., 4.38%,
1/2/08                                               3,499,825        3,490,599
                                                                ----------------
                                                                    689,852,813

--------------------------------------------------------------------------------
YANKEE FLOATING CERTIFICATE OF DEPOSIT--0.1%
Natexis Banques
Populaires NY,
4.37%, 1/2/08                                        2,000,000        1,999,812


                   40 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                     PRINCIPAL
                                                        AMOUNT            VALUE
--------------------------------------------------------------------------------
YANKEE FLOATING CERTIFICATE OF DEPOSIT Continued
Natexis Banques
Populaires NY,
4.39%, 1/2/08                                    $   3,999,902  $     3,999,964
                                                                ----------------
                                                                      5,999,776
                                                                ----------------
Total Investments Purchased
with Cash Collateral
from Securities
Loaned
(Cost $1,369,116,085)                                             1,361,870,454

--------------------------------------------------------------------------------
TOTAL INVESTMENTS,
AT VALUE
(COST $6,903,296,614)                                    124.7%   7,050,941,774
--------------------------------------------------------------------------------
LIABILITIES IN EXCESS
OF OTHER ASSETS                                          (24.7)  (1,395,379,489)
                                                 -------------------------------
NET ASSETS                                               100.0% $ 5,655,562,285
                                                 ===============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Partial or fully-loaned security. See Note 7 of accompanying Notes.

3. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of December 31, 2007 was $392,936, which represents 0.01% of the Fund's net assets, of which $392,936 is considered restricted. See
Note x of accompanying Notes. Information concerning restricted securities is as follows:

                                                            ACQUISITION                                      UNREALIZED
SECURITY                                                           DATE          COST         VALUE        DEPRECIATION
-----------------------------------------------------------------------------------------------------------------------
Tusk Energy Corp.                                              11/15/04       $492,524     $392,936             $99,588

4. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $2,316,555 or 0.04% of the Fund's net assets as of December 31, 2007.

5. Rate shown is the 7-day yield as of December 31, 2007.

6. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended December 31, 2007, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                                 SHARES         GROSS         GROSS              SHARES
                                                          JUNE 30, 2007     ADDITIONS    REDUCTIONS   DECEMBER 31, 2007
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional
Money Market Fund, Cl. E                                     59,435,689   939,065,434   941,821,840          56,679,283

                                                                                                               DIVIDEND
                                                                                              VALUE              INCOME
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E                                      $56,679,283          $1,174,292

7. The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 7 of accompanying Notes.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   41 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

December 31, 2007
-----------------------------------------------------------------------------------------------------------
ASSETS
-----------------------------------------------------------------------------------------------------------
Investments, at value--see accompanying statement of investments:
Unaffiliated companies (cost $6,846,617,331)                                               $ 6,994,262,491
Affiliated companies (cost $56,679,283)                                                         56,679,283
                                                                                           ----------------
                                                                                             7,050,941,774
-----------------------------------------------------------------------------------------------------------
Cash                                                                                               293,053
-----------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                                72,478,773
Shares of beneficial interest sold                                                              12,583,845
Interest and dividends                                                                           5,339,057
Other                                                                                              767,740
                                                                                           ----------------
Total assets                                                                                 7,142,404,242

-----------------------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------------------
Return of collateral for securities loaned                                                   1,369,116,085
-----------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                                           93,978,013
Shares of beneficial interest redeemed                                                          18,913,600
Distribution and service plan fees                                                               3,089,567
Transfer and shareholder servicing agent fees                                                    1,514,965
Shareholder communications                                                                         123,151
Trustees' compensation                                                                              31,468
Other                                                                                               75,108
                                                                                           ----------------
Total liabilities                                                                            1,486,841,957

-----------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                 $ 5,655,562,285
                                                                                           ================

-----------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
-----------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                                 $       289,746
-----------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                   5,542,753,268
-----------------------------------------------------------------------------------------------------------
Accumulated net investment loss                                                                (11,836,151)
-----------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign currency transactions                 (23,288,205)
-----------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of assets and liabilities
denominated in foreign currencies                                                              147,643,627
                                                                                           ----------------
NET ASSETS                                                                                 $ 5,655,562,285
                                                                                           ================


                   42 | OPPENHEIMER MAIN STREET SMALL CAP FUND

-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
-----------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $3,684,984,776
and 186,853,124 shares of beneficial interest outstanding)                                 $         19.72
Maximum offering price per share (net asset value plus sales charge of 5.75%
of offering price)                                                                         $         20.92
-----------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $368,725,662 and 20,317,606 shares
of beneficial interest outstanding)                                                        $         18.15
-----------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $614,548,155 and 33,706,318 shares
of beneficial interest outstanding)                                                        $         18.23
-----------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $293,440,709 and 15,251,306 shares
of beneficial interest outstanding)                                                        $         19.24
-----------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets
of $693,862,983 and 33,617,554 shares of beneficial interest outstanding)                  $         20.64

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   43 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended December 31, 2007
-----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
-----------------------------------------------------------------------------------------------------------
Dividends:
Unaffiliated companies                                                                     $    18,986,110
Affiliated companies                                                                             1,174,292
-----------------------------------------------------------------------------------------------------------
Portfolio lending fees                                                                           4,184,235
-----------------------------------------------------------------------------------------------------------
Interest                                                                                            93,407
-----------------------------------------------------------------------------------------------------------
Other income                                                                                        62,079
                                                                                           ----------------
Total investment income                                                                         24,500,123

-----------------------------------------------------------------------------------------------------------
EXPENSES
-----------------------------------------------------------------------------------------------------------
Management fees                                                                                 17,853,837
-----------------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                                          4,510,510
Class B                                                                                          2,109,548
Class C                                                                                          3,354,468
Class N                                                                                            752,404
-----------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                                          5,227,894
Class B                                                                                            546,133
Class C                                                                                            762,625
Class N                                                                                            577,932
Class Y                                                                                            324,230
-----------------------------------------------------------------------------------------------------------
Shareholder communications--Class Y                                                                    648
-----------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                              44,046
-----------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                         17,008
-----------------------------------------------------------------------------------------------------------
Administration service fees                                                                            750
-----------------------------------------------------------------------------------------------------------
Other                                                                                              147,192
                                                                                           ----------------
Total expenses                                                                                  36,229,225
Less reduction to custodian expenses                                                               (11,365)
Less waivers and reimbursements of expenses                                                        (73,950)
                                                                                           ----------------
Net expenses                                                                                    36,143,910

-----------------------------------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                                            (11,643,787)


                   44 | OPPENHEIMER MAIN STREET SMALL CAP FUND

-----------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------
Net realized gain on:
Investments from unaffiliated companies                                                    $   140,777,880
Foreign currency transactions                                                                    1,589,927
                                                                                           ----------------
Net realized gain                                                                              142,367,807
-----------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                                                   (765,451,829)
Translation of assets and liabilities denominated in foreign currencies                              4,785
                                                                                           ----------------
Net change in unrealized appreciation                                                         (765,447,044)

-----------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                       $  (634,723,024)
                                                                                           ================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   45 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                           SIX MONTHS              YEAR
                                                                                ENDED             ENDED
                                                                    DECEMBER 31, 2007          JUNE 30,
                                                                          (UNAUDITED)              2007
--------------------------------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------------------------------
Net investment income (loss)                                          $   (11,643,787)  $    10,852,625
--------------------------------------------------------------------------------------------------------
Net realized gain                                                         142,367,807       475,646,147
--------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                    (765,447,044)      301,071,630
                                                                      ----------------------------------
Net increase (decrease) in net assets resulting from operations          (634,723,024)      787,570,402

--------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                    (8,534,048)               --
Class B                                                                            --                --
Class C                                                                            --                --
Class N                                                                            --                --
Class Y                                                                    (4,198,005)               --
                                                                      ----------------------------------
                                                                          (12,732,053)               --
--------------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                                  (343,010,963)     (198,184,565)
Class B                                                                   (37,385,963)      (34,084,425)
Class C                                                                   (62,214,188)      (45,157,710)
Class N                                                                   (27,741,742)      (16,187,088)
Class Y                                                                   (60,260,258)      (33,646,099)
                                                                      ----------------------------------
                                                                         (530,613,114)     (327,259,887)

--------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
--------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A                                                                   683,167,605       891,622,920
Class B                                                                   (20,018,408)      (62,735,159)
Class C                                                                    41,066,618        59,556,302
Class N                                                                    53,735,254        85,583,224
Class Y                                                                    20,477,648       324,792,387
                                                                      ----------------------------------
                                                                          778,428,717     1,298,819,674

--------------------------------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------------------------------
Total increase (decrease)                                                (399,639,474)    1,759,130,189
--------------------------------------------------------------------------------------------------------
Beginning of period                                                     6,055,201,759     4,296,071,570
                                                                      ----------------------------------

End of period (including accumulated net investment income (loss)
of $(11,836,151) and $12,539,689, respectively)                       $ 5,655,562,285   $ 6,055,201,759
                                                                      ==================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   46 | OPPENHEIMER MAIN STREET SMALL CAP FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                    SIX MONTHS
                                                         ENDED
                                             DECEMBER 31, 2007                                                 YEAR ENDED JUNE 30,
CLASS A                                            (UNAUDITED)          2007          2006          2005          2004        2003
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $    24.25    $    22.27    $    20.17    $    19.52    $    14.78   $   15.12
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                              (.03) 1        .08 1        (.02) 1       (.04) 1       (.10)       (.08)
Net realized and unrealized gain (loss)                  (2.44)         3.45          3.59          2.65          4.84        (.26)
                                                    -------------------------------------------------------------------------------
Total from investment operations                         (2.47)         3.53          3.57          2.61          4.74        (.34)
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                      (.05)           --            --            --            --          --
Distributions from net realized gain                     (2.01)        (1.55)        (1.47)        (1.96)           --          --
                                                    -------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                          (2.06)        (1.55)        (1.47)        (1.96)           --          --
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $    19.72    $    24.25    $    22.27    $    20.17    $    19.52   $   14.78
                                                    ===============================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                      (10.24)%       16.48%        18.22%        13.82%        32.07%      (2.25)%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                      $3,684,985    $3,766,574    $2,584,254    $1,557,307    $1,177,389   $ 584,052
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets
(in thousands)                                      $3,737,216    $3,086,495    $2,040,757    $1,325,846    $  904,397   $ 490,057
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income (loss)                              0.10%         0.35%        (0.07)%       (0.20)%       (0.42)%     (0.59)%
Total expenses                                            1.13% 4       1.12% 4       1.15%         1.19%         1.17%       1.39%
Expenses after payments, waivers and/or
reimbursements and reduction to
custodian expenses                                        1.13%         1.12%         1.15%         1.19%         1.17%       1.36%
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     65%          114%          102%          132%          127%        117%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

         Six Months Ended December 31, 2007      1.13%
         Year Ended June 30, 2007                1.12%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   47 | OPPENHEIMER MAIN STREET SMALL CAP FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                   SIX MONTHS
                                                        ENDED
                                            DECEMBER 31, 2007                                                  YEAR ENDED JUNE 30,
CLASS B                                           (UNAUDITED)           2007          2006          2005          2004        2003
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $  22.53       $  20.94      $  19.19      $  18.79      $  14.35    $  14.79
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                      (.11) 1        (.10) 1       (.18) 1       (.18) 1       (.20)       (.14)
Net realized and unrealized gain (loss)                 (2.26)          3.24          3.40          2.54          4.64        (.30)
                                                     -------------------------------------------------------------------------------
Total from investment operations                        (2.37)          3.14          3.22          2.36          4.44        (.44)
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Distributions from net realized gain                    (2.01)         (1.55)        (1.47)        (1.96)           --          --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $  18.15       $  22.53      $  20.94      $  19.19      $  18.79    $  14.35
                                                     ===============================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                     (10.58)%        15.63%        17.29%        12.98%        30.94%      (2.98)%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)             $368,725       $473,768      $501,742      $510,183      $482,028    $330,174
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                    $418,406       $479,042      $512,657      $490,050      $432,160    $268,057
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                                     (0.64)%        (0.46)%       (0.85)%       (0.98)%       (1.26)%     (1.34)%
Total expenses                                           1.88% 4        1.89% 4       1.92%         1.97%         2.01%       2.21%
Expenses after payments, waivers and/or
reimbursements and reduction to
custodian expenses                                       1.88%          1.89%         1.92%         1.97%         2.01%       2.11%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    65%           114%          102%          132%          127%        117%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

         Six Months Ended December 31, 2007      1.88%
         Year Ended June 30, 2007                1.89%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   48 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                              SIX MONTHS
                                                   ENDED
                                       DECEMBER 31, 2007                                                      YEAR ENDED JUNE 30,
CLASS C                                      (UNAUDITED)           2007           2006         2005           2004           2003
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period            $  22.62       $  21.01       $  19.24     $  18.82       $  14.36       $  14.79
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment loss                                 (.11) 1        (.08) 1        (.16) 1      (.17) 1        (.17)          (.13)
Net realized and unrealized gain
(loss)                                             (2.27)          3.24           3.40         2.55           4.63           (.30)
                                                ------------------------------------------------------------------------------------
Total from investment operations                   (2.38)          3.16           3.24         2.38           4.46           (.43)
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Distributions from net realized gain               (2.01)         (1.55)         (1.47)       (1.96)            --             --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                  $  18.23       $  22.62       $  21.01     $  19.24       $  18.82       $  14.36
                                                ====================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                (10.58)%        15.68%         17.35%       13.07%         31.06%         (2.91)%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                  $614,548       $710,808       $600,331     $473,099       $402,056       $238,717
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)               $664,908       $645,637       $543,420     $433,888       $340,201       $186,380
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                                (0.61)%        (0.39)%        (0.79)%      (0.91)%        (1.17)%        (1.30)%
Total expenses                                      1.85% 4,5      1.84% 4,5      1.87% 5      1.90% 5,6      1.91% 5,6      2.07% 5
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               65%           114%           102%         132%           127%           117%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

         Six Months Ended December 31, 2007      1.85%
         Year Ended June 30, 2007                1.84%

5. Reduction to custodian expenses less than 0.005%.

6. Voluntary waiver of transfer agent fees less than 0.005%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   49 | OPPENHEIMER MAIN STREET SMALL CAP FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                         SIX MONTHS
                                                              ENDED
                                                  DECEMBER 31, 2007                                           YEAR ENDED JUNE 30,
CLASS N                                                 (UNAUDITED)         2007         2006         2005        2004       2003
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $  23.70     $  21.87     $  19.90     $  19.33     $ 14.69    $ 15.05
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                                   (.07) 1       .01 1       (.09) 1      (.10) 1     (.14)      (.11)
Net realized and unrealized gain (loss)                       (2.38)        3.37         3.53         2.63        4.78       (.25)
                                                           ------------------------------------------------------------------------
Total from investment operations                              (2.45)        3.38         3.44         2.53        4.64       (.36)
Dividends and/or distributions to
shareholders:
Distributions from net realized gain                          (2.01)       (1.55)       (1.47)       (1.96)         --         --
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $  19.24     $  23.70     $  21.87     $  19.90     $ 19.33    $ 14.69
                                                           ========================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                           (10.39)%      16.08%       17.79%       13.53%      31.59%     (2.39)%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                   $293,441     $300,360     $192,089     $129,631     $84,678    $41,474
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                          $298,477     $245,298     $162,869     $105,497     $65,107    $24,417
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income (loss)                                  (0.27)%       0.02%       (0.40)%      (0.50)%     (0.77)%    (0.83)%
Total expenses                                                 1.54% 4      1.45% 4      1.49%        1.54%       1.61%      1.64%
Expenses after payments, waivers and/or
reimbursements and reduction to
custodian expenses                                             1.50%        1.45%        1.48%        1.50%       1.52%      1.60%
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                          65%         114%         102%         132%        127%       117%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

         Six Months Ended December 31, 2007      1.54%
         Year Ended June 30, 2007                1.45%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   50 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                SIX MONTHS
                                                     ENDED
                                         DECEMBER 31, 2007                                                    YEAR ENDED JUNE 30,
CLASS Y                                        (UNAUDITED)            2007            2006          2005         2004        2003
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $  25.32        $  23.09        $  20.76      $  19.94      $ 15.03      $15.27
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment income (loss)                           .01 1           .20 1           .10 1         .08 1       (.03)       (.07)
Net realized and unrealized gain (loss)              (2.54)           3.58            3.70          2.70         4.94        (.17)
                                                  ----------------------------------------------------------------------------------
Total from investment operations                     (2.53)           3.78            3.80          2.78         4.91        (.24)
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Dividends from net investment income                  (.14)             --              --            --           --          --
Distributions from net realized gain                 (2.01)          (1.55)          (1.47)        (1.96)          --          --
                                                  ----------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                      (2.15)          (1.55)          (1.47)        (1.96)          --          --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $  20.64        $  25.32        $  23.09      $  20.76      $ 19.94      $15.03
                                                  ==================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                  (10.04)%         17.00%          18.83%        14.41%       32.67%      (1.57)%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $693,863        $803,692        $417,656      $229,463      $14,714      $7,637
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $668,009        $570,576        $314,236      $ 84,470      $11,428      $3,460
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                 0.50%           0.83%           0.42%         0.39%        0.06%       0.00%
Total expenses                                        0.71% 4,5       0.66% 4,5       0.66% 5       0.69% 5      0.70% 5     0.79% 5
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 65%            114%            102%          132%         127%        117%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

         Six Months Ended December 31, 2007      0.71%
         Year Ended June 30, 2007                0.66%

5. Reduction to custodian expenses less than 0.005%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   51 | OPPENHEIMER MAIN STREET SMALL CAP FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Main Street Small Cap Fund (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek capital appreciation. The Fund's investment adviser is OppenheimerFunds, Inc. (the "Manager").

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge ("CDSC"). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the closing price reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected


                   52 | OPPENHEIMER MAIN STREET SMALL CAP FUND by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Shares of a registered investment company that are not valued on an exchange are valued at the acquired investment company's net asset value per share. "Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

      Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily


                   53 | OPPENHEIMER MAIN STREET SMALL CAP FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund's tax return filings remain open for the three preceding fiscal reporting period ends.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date.


                   54 | OPPENHEIMER MAIN STREET SMALL CAP FUND

Income and capital gain distributions, if any, are declared and paid annually or at other times as deemed necessary by the Manager.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Market discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:


                   55 | OPPENHEIMER MAIN STREET SMALL CAP FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST Continued

                                              SIX MONTHS ENDED DECEMBER 31, 2007       YEAR ENDED JUNE 30, 2007
                                                          SHARES          AMOUNT        SHARES           AMOUNT
----------------------------------------------------------------------------------------------------------------
CLASS A
Sold                                                  40,688,797   $ 925,564,939    60,720,498   $1,383,194,872
Dividends and/or
distributions reinvested                              15,579,172     309,402,372     8,159,374      181,872,344
Redeemed                                             (24,723,542)   (551,799,706)  (29,599,467)    (673,444,296)
                                                     -----------------------------------------------------------
Net increase                                          31,544,427   $ 683,167,605    39,280,405     $891,622,920
                                                     ===========================================================

----------------------------------------------------------------------------------------------------------------
CLASS B
Sold                                                   1,133,854   $  24,142,316     2,210,418   $   46,913,865
Dividends and/or
distributions reinvested                               1,932,402      35,324,302     1,544,101       32,101,924
Redeemed                                              (3,780,048)    (79,485,026)   (6,678,679)    (141,750,948)
                                                     -----------------------------------------------------------
Net decrease                                            (713,792)  $ (20,018,408)   (2,924,160)  $  (62,735,159)
                                                     ===========================================================

----------------------------------------------------------------------------------------------------------------
CLASS C
Sold                                                   3,406,803   $  70,986,000     6,968,949   $  148,591,292
Dividends and/or
distributions reinvested                               2,924,792      53,728,436     1,882,487       39,287,502
Redeemed                                              (4,052,129)    (83,647,818)   (5,993,375)    (128,322,492)
                                                     -----------------------------------------------------------
Net increase                                           2,279,466   $  41,066,618     2,858,061   $   59,556,302
                                                     ===========================================================

----------------------------------------------------------------------------------------------------------------
CLASS N
Sold                                                   3,635,213   $  80,449,316     6,416,366   $  142,597,904
Dividends and/or
distributions reinvested                               1,318,108      25,544,924       695,844       15,183,321
Redeemed                                              (2,373,062)    (52,258,986)   (3,223,643)     (72,198,001)
                                                     -----------------------------------------------------------
Net increase                                           2,580,259   $  53,735,254     3,888,567   $   85,583,224
                                                     ===========================================================

----------------------------------------------------------------------------------------------------------------
CLASS Y
Sold                                                  10,371,265   $ 245,281,457    15,743,029   $  375,520,314
Dividends and/or
distributions reinvested                               2,893,642      60,129,873     1,425,840       33,093,751
Redeemed                                             (11,387,799)   (284,933,682)   (3,518,471)     (83,821,678)
                                                     -----------------------------------------------------------
Net increase                                           1,877,108   $  20,477,648    13,650,398   $  324,792,387
                                                     ===========================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the six months ended December 31, 2007, were as follows:

                                         PURCHASES            SALES
            -------------------------------------------------------
            Investment securities   $4,032,102,446   $3,761,502,248


                   56 | OPPENHEIMER MAIN STREET SMALL CAP FUND

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

                       FEE SCHEDULE
                       ----------------------------------
                       Up to $200 million           0.75%
                       Next $200 million            0.72
                       Next $200 million            0.69
                       Next $200 million            0.66
                       Next $4.2 billion            0.60
                       Over $5 billion              0.58

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services ("OFS"), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended December 31, 2007, the Fund paid $6,887,307 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the "Distributor") acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan (the "Plan") for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans (the "Plans") for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales


                   57 | OPPENHEIMER MAIN STREET SMALL CAP FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited/Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the Plans at December 31, 2007 for Class B, Class C and Class N shares were $295,977, $8,874,945 and $3,521,495, respectively. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges ("CDSC") do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                             CLASS A          CLASS B          CLASS C          CLASS N
                            CLASS A       CONTINGENT       CONTINGENT       CONTINGENT       CONTINGENT
                    FRONT-END SALES   DEFERRED SALES   DEFERRED SALES   DEFERRED SALES   DEFERRED SALES
                            CHARGES          CHARGES          CHARGES          CHARGES          CHARGES
SIX MONTHS              RETAINED BY      RETAINED BY      RETAINED BY      RETAINED BY      RETAINED BY
ENDED                   DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR
-------------------------------------------------------------------------------------------------------
December 31, 2007          $510,700          $18,728         $279,587          $26,313           $2,387

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the six months ended December 31, 2007, OFS waived $51,500 for Class N shares. This undertaking may be amended or withdrawn at any time.

      The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF. During the six months ended December 31, 2007, the Manager waived $22,450 for IMMF management fees.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY EXCHANGE CONTRACTS

The Fund may enter into foreign currency exchange contracts ("forward contracts") for the purchase or sale of a foreign currency at a negotiated rate at a future date.

      Foreign currency exchange contracts are reported on a schedule following the Statement of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities as a receivable or payable and in the


                   58 | OPPENHEIMER MAIN STREET SMALL CAP FUND

Statement of Operations within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain
(loss) in the Statement of Operations.

      Risks to the Fund include both market and credit risk. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. Credit risk arises from the possibility that the counterparty will default. If the coun-terparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received.

      As of December 31, 2007, the Fund had no outstanding forward contracts.

--------------------------------------------------------------------------------
6. ILLIQUID OR RESTRICTED SECURITIES

As of December 31, 2007, investments in securities included issues that are illiquid or restricted. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid and restricted securities. Certain restricted securities, eligible for resale to qualified institutional purchasers, may not be subject to that limitation. Securities that are illiquid or restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

--------------------------------------------------------------------------------
7. SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The loans are secured by collateral (either securities, letters of credit, or cash) in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower and recognizes the gain or loss in the fair value of the securities loaned that may occur during the term of the loan. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. As of December 31, 2007, the Fund had on loan securities valued at $1,361,925,399. Collateral of $1,369,116,085 was received for the loans, all of which was received in cash and subsequently invested in approved instruments.


                   59 | OPPENHEIMER MAIN STREET SMALL CAP FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
8. RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of December 31, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


                   60 | OPPENHEIMER MAIN STREET SMALL CAP FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                   61 | OPPENHEIMER MAIN STREET SMALL CAP FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the Fund's investment advisory agreement (the "Agreement"). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

      The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager's services, (ii) the investment performance of the Fund and the Manager,
(iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. Outlined below is a summary of the principal information considered by the Board as well as the Board's conclusions.

      The Board was aware that there are alternatives to retaining the Manager.

      NATURE, QUALITY AND EXTENT OF SERVICES. The Board considered information about the nature and extent of the services provided to the Fund and information regarding the Manager's key personnel who provide such services. The Manager's duties include providing the Fund with the services of the portfolio managers and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund's investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund's operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund's shares. The Manager also provides the Fund with office space, facilities and equipment.

      The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Fund. The Board took account of the fact


                   62 | OPPENHEIMER MAIN STREET SMALL CAP FUND that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager's key personnel and the size and functions of its staff providing investment management services to the Fund. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Nikolaos D. Monoyios and Mark Zavanelli and the Manager's Main Street Investment team and analysts. Mr. Monoyios has been a portfolio manager of the Fund since October 2003 and Mr. Zavanelli has been a portfolio manager of the Fund since July 1999. The Board members also considered the totality of their experiences with the Manager as directors or trustees of the Fund and other funds advised by the Manager. In light of the foregoing, the Board concluded that the Fund benefits from the services provided under the Agreement as a result of the Manager's experience, reputation, personnel, operations, and resources.

      INVESTMENT PERFORMANCE OF THE MANAGER AND THE FUND. During the year, the Manager provided information on the investment performance of the Fund and the Manager at each Board meeting, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of other retail front-end load and no-load small-cap core funds including both funds advised by the Manager and funds advised by other investment advisers. The Board noted that the Fund's three-year and five-year performance were better than its peer group median although its one-year performance was below its peer group median. The Board considered that for the period from the Fund's inception through April 30, 2007, the Fund has ranked in the top 10% of its peer group.

      COSTS OF SERVICES AND PROFITS REALIZED BY THE MANAGER. The Board considered information regarding the Manager's costs in serving as the Fund's investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager's profitability from its relationship with the Fund. The Board reviewed the fees paid to the Manager and the other expenses borne by the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, and other small-cap core and small-cap value funds with comparable asset levels and distribution features. The Board noted that the Fund's contractual and actual management fees are lower than its peer group median.


                   63 | OPPENHEIMER MAIN STREET SMALL CAP FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited / Continued
--------------------------------------------------------------------------------

      ECONOMIES OF SCALE. The Board reviewed whether the Manager may realize economies of scale in managing and supporting the Fund. The Board noted that the Fund currently has management fee breakpoints, which are intended to share with shareholders economies of scale that may exist as the Fund grows.

      OTHER BENEFITS TO THE MANAGER. In addition to considering the profits realized by the Manager, the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates and research provided to the Manager in connection with permissible brokerage arrangements (soft dollar arrangements). The Board also considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide quality services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders.

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees' counsel are both independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, decided to continue the Agreement for another year. In arriving at this decision, the Board considered all of the above information, and considered the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.


                   64 | OPPENHEIMER MAIN STREET SMALL CAP FUND



ITEM 2. CODE OF ETHICS.

Not applicable to semiannual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semiannual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semiannual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 12/31/2007, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1) Not applicable to semiannual reports.

      (2) Exhibits attached hereto.

      (3) Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Main Street Small Cap Fund

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: 02/07/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: 02/07/2008

By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 02/07/2008